As Filed with the U.S. Securities and Exchange Commission on November 26, 2010
1933 Act File No. 333-116351
1940 Act File No. 811-21591

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 14 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 15 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: December 1, 2010

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 1, 2010, at 8:30 AM (Central) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

December 1, 2010

American Century Investments Prospectus

LIVESTRONG® Income Portfolio
Investor Class (ARTOX)
Institutional Class (ATTIX)
A Class (ARTAX)
C Class (ATTCX)
R Class (ARSRX)

LIVESTRONG® 2015 Portfolio
Investor Class (ARFIX)
Institutional Class (ARNIX)
A Class (ARFAX)
C Class (AFNCX)
R Class (ARFRX)

LIVESTRONG® 2020 Portfolio
Investor Class (ARBVX)
Institutional Class (ARBSX)
A Class (ARBMX)
C Class (ARNCX)
R Class (ARBRX)

LIVESTRONG® 2025 Portfolio
Investor Class (ARWIX)
Institutional Class (ARWFX)
A Class (ARWAX)
C Class (ARWCX)
R Class (ARWRX)

LIVESTRONG® 2030 Portfolio
Investor Class (ARCVX)
Institutional Class (ARCSX)
A Class (ARCMX)
C Class (ARWOX)
R Class (ARCRX)
LIVESTRONG® 2035 Portfolio
Investor Class (ARYIX)
Institutional Class (ARLIX)
A Class (ARYAX)
C Class (ARLCX)
R Class (ARYRX)

LIVESTRONG® 2040 Portfolio
Investor Class (ARDVX)
Institutional Class (ARDSX)
A Class (ARDMX)
C Class (ARNOX)
R Class (ARDRX)

LIVESTRONG® 2045 Portfolio
Investor Class (AROIX)
Institutional Class (AOOIX)
A Class (AROAX)
C Class (AROCX)
R Class (ARORX)

LIVESTRONG® 2050 Portfolio
Investor Class (ARFVX)
Institutional Class (ARFSX)
A Class (ARFMX)
C Class (ARFDX)
R Class (ARFWX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary – LIVESTRONG Income Portfolio	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	3
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Fund Summary – LIVESTRONG 2015 Portfolio	6
Investment Objective	6
Fees and Expenses	6
Principal Investments, Principal Risks and Performance	7
Portfolio Management	10
Purchase and Sale of Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10
Fund Summary – LIVESTRONG 2020 Portfolio	11
Investment Objective	11
Fees and Expenses	11
Principal Investments, Principal Risks and Performance	12
Portfolio Management	15
Purchase and Sale of Fund Shares	15
Tax Information	15
Payments to Broker-Dealers and Other Financial Intermediaries	15
Fund Summary – LIVESTRONG 2025 Portfolio	16
Investment Objective	16
Fees and Expenses	16
Principal Investments, Principal Risks and Performance	17
Portfolio Management	20
Purchase and Sale of Fund Shares	20
Tax Information	20
Payments to Broker-Dealers and Other Financial Intermediaries	20
Fund Summary – LIVESTRONG 2030 Portfolio	21
Investment Objective	21
Fees and Expenses	21
Principal Investments, Principal Risks and Performance	22
Portfolio Management	25
Purchase and Sale of Fund Shares	25
Tax Information	25
Payments to Broker-Dealers and Other Financial Intermediaries	25
Fund Summary – LIVESTRONG 2035 Portfolio	26
Investment Objective	26
Fees and Expenses	26
Principal Investments, Principal Risks and Performance	27
Portfolio Management	30
Purchase and Sale of Fund Shares	30
Tax Information	30
Payments to Broker-Dealers and Other Financial Intermediaries	30

©2010 American Century Proprietary Holdings, Inc. All rights reserved.
LIVESTRONG is a trademark of the Lance Armstrong Foundation.

Fund Summary – LIVESTRONG 2040 Portfolio	31
Investment Objective	31
Fees and Expenses	31
Principal Investments, Principal Risks and Performance	32
Portfolio Management	35
Purchase and Sale of Fund Shares	35
Tax Information	35
Payments to Broker-Dealers and Other Financial Intermediaries	35
Fund Summary – LIVESTRONG 2045 Portfolio	36
Investment Objective	36
Fees and Expenses	36
Principal Investments, Principal Risks and Performance	37
Portfolio Management	40
Purchase and Sale of Fund Shares	40
Tax Information	40
Payments to Broker-Dealers and Other Financial Intermediaries	40
Fund Summary – LIVESTRONG 2050 Portfolio	41
Investment Objective	41
Fees and Expenses	41
Principal Investments, Principal Risks and Performance	42
Portfolio Management	45
Purchase and Sale of Fund Shares	45
Tax Information	45
Payments to Broker-Dealers and Other Financial Intermediaries	45
Objectives, Strategies and Risks	46
Management	50
Investing Directly with American Century Investments	52
Investing Through a Financial Intermediary	54
Additional Policies Affecting Your Investment	58
Share Price and Distributions	62
Taxes	63
Multiple Class Information	65
Financial Highlights	66

©2010 American Century Proprietary Holdings, Inc. All rights reserved.
LIVESTRONG is a trademark of the Lance Armstrong Foundation.

Fund Summary – LIVESTRONG Income Portfolio

Investment Objective

The fund seeks current income. Capital appreciation is a secondary objective.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses
Administrative Fee	0.20%	None	0.20%	0.20%	0.20%
Other	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	0.21%	0.01%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	0.76%	0.56%	1.01%	1.76%	1.26%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$78	$243	$423	$943
Institutional Class	$57	$180	$313	$702
A Class	$672	$879	$1,101	$1,740
C Class	$179	$555	$955	$2,071
R Class	$129	$400	$692	$1,522

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG Income Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	45.00%	Fixed-Income Securities (Bonds)	45.00%
NT Equity Growth Fund	13.00%	High-Yield Fund	3.80%
NT Growth Fund	6.50%	Inflation-Adjusted Bond Fund	7.60%
NT International Growth Fund	5.00%	International Bond Fund	7.00%
NT Large Company Value Fund	11.00%	NT Diversified Bond Fund	26.60%
NT Mid Cap Value Fund	4.00%
NT Small Company Fund	2.00%	Cash Equivalents (Money Markets)	10.00%
NT Vista Fund	2.50%	Premium Money Market Fund	10.00%
Real Estate Fund	1.00%

The target asset mix of LIVESTRONG Income Portfolio is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds, we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities.  Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009): 9.30%

Lowest Performance Quarter
(4Q 2008): -9.20%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 5.63%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	16.42%	3.14%	4.09%	08/31/2004
Return After Taxes on Distributions	15.66%	2.03%	2.92%	08/31/2004
Return After Taxes on Distributions and Sale of Fund Shares	10.78%	2.11%	2.90%	08/31/2004
Institutional Class Return Before Taxes	16.65%	3.35%	4.30%	08/31/2004
A Class(1) Return Before Taxes	9.47%	1.66%	2.69%	08/31/2004
C Class(2) Return Before Taxes	15.35%	2.13%	3.06%	03/01/2010
R Class Return Before Taxes	15.84%	2.62%	3.58%	08/31/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.85%	08/31/2004
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.89%	08/31/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.23%	5.14%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – LIVESTRONG 2015 Portfolio

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses
Administrative Fee	0.20%	None	0.20%	0.20%	0.20%
Other	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	0.21%	0.01%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	0.79%	0.59%	1.04%	1.79%	1.29%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$81	$253	$439	$978
Institutional Class	$60	$189	$330	$738
A Class	$675	$887	$1,117	$1,773
C Class	$182	$564	$970	$2,103
R Class	$132	$410	$708	$1,556

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG 2015 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	48.95%	Fixed-Income Securities (Bonds)	43.05%
NT Emerging Markets Fund	1.00%	High-Yield Fund	3.70%
NT Equity Growth Fund	12.75%	Inflation-Adjusted Bond Fund	7.40%
NT Growth Fund	7.50%	International Bond Fund	6.20%
NT International Growth Fund	5.75%	NT Diversified Bond Fund	25.75%
NT Large Company Value Fund	11.00%
NT Mid Cap Value Fund	4.50%	Cash Equivalents (Money Markets)	8.00%
NT Small Company Fund	2.00%	Premium Money Market Fund	8.00%
NT Vista Fund	3.25%
Real Estate Fund	1.20%

The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund.  The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed at 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the annual adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009): 10.20%

Lowest Performance Quarter
(4Q 2008): -11.00%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 5.81%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	18.26%	3.48%	4.79%	08/31/2004
Return After Taxes on Distributions	17.65%	2.43%	3.70%	08/31/2004
Return After Taxes on Distributions and Sale of Fund Shares	12.00%	2.47%	3.58%	08/31/2004
Institutional Class Return Before Taxes	18.48%	3.70%	5.02%	08/31/2004
A Class(1) Return Before Taxes	11.20%	2.00%	3.38%	08/31/2004
C Class(2) Return Before Taxes	17.06%	2.46%	3.75%	03/01/2010
R Class Return Before Taxes	17.78%	2.98%	4.29%	08/31/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.85%	08/31/2004
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.89%	08/31/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.23%	5.14%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – LIVESTRONG 2020 Portfolio

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses
Administrative Fee	0.20%	None	0.20%	0.20%	0.20%
Other	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	0.21%	0.01%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.61%	0.61%	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	0.82%	0.62%	1.07%	1.82%	1.32%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$84	$262	$456	$1,014
Institutional Class	$63	$199	$346	$775
A Class	$678	$896	$1,132	$1,805
C Class	$185	$573	$986	$2,135
R Class	$135	$419	$724	$1,589

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG 2020 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	54.20%	Fixed-Income Securities (Bonds)	40.30%
NT Emerging Markets Fund	2.00%	High-Yield Fund	3.50%
NT Equity Growth Fund	12.25%	Inflation-Adjusted Bond Fund	7.00%
NT Growth Fund	9.00%	International Bond Fund	5.20%
NT International Growth Fund	6.50%	NT Diversified Bond Fund	24.60%
NT Large Company Value Fund	11.25%
NT Mid Cap Value Fund	5.25%	Cash Equivalents (Money Markets)	5.50%
NT Small Company Fund	2.25%	Premium Money Market Fund	5.50%
NT Vista Fund	4.25%
Real Estate Fund	1.45%

The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed at 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the annual adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009): 11.07%

Lowest Performance Quarter
(1Q 2009): -5.46%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.06%.

For the calendar year ended December 31, 2009	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	20.11%	-3.96%	05/30/2008
Return After Taxes on Distributions	19.53%	-4.51%	05/30/2008
Return After Taxes on Distributions and Sale of Fund Shares	13.20%	-3.64%	05/30/2008
Institutional Class Return Before Taxes	20.22%	-3.84%	05/30/2008
A Class(1) Return Before Taxes	12.78%	-7.77%	05/30/2008
C Class(2) Return Before Taxes	18.85%	-4.97%	03/01/2010
R Class Return Before Taxes	19.38%	-4.50%	05/30/2008
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	-11.11%	05/30/2008
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	6.30%	05/30/2008
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	6.82%	05/30/2008

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index.  This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams.  The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums.  Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – LIVESTRONG 2025 Portfolio

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	None	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	0.84%	0.64%	1.09%	1.84%	1.34%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$86	$269	$467	$1,037
Institutional Class	$66	$205	$357	$799
A Class	$680	$902	$1,142	$1,827
C Class	$187	$580	$996	$2,156
R Class	$137	$425	$735	$1,612

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG 2025 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	59.70%	Fixed-Income Securities (Bonds)	35.30%
NT Emerging Markets Fund	2.65%	High-Yield Fund	3.25%
NT Equity Growth Fund	12.25%	Inflation-Adjusted Bond Fund	6.50%
NT Growth Fund	10.25%	International Bond Fund	3.00%
NT International Growth Fund	7.85%	NT Diversified Bond Fund	22.55%
NT Large Company Value Fund	11.75%
NT Mid Cap Value Fund	5.50%	Cash Equivalents (Money Markets)	5.00%
NT Small Company Fund	3.00%	Premium Money Market Fund	5.00%
NT Vista Fund	4.75%
Real Estate Fund	1.70%

The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed at 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the annual adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009): 11.70%

Lowest Performance Quarter
(4Q 2008): -13.92%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.07%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	21.24%	3.40%	4.99%	08/31/2004
Return After Taxes on Distributions	20.74%	2.37%	3.94%	08/31/2004
Return After Taxes on Distributions and Sale of Fund Shares	13.96%	2.45%	3.82%	08/31/2004
Institutional Class Return Before Taxes	21.37%	3.58%	5.18%	08/31/2004
A Class(1) Return Before Taxes	13.97%	1.93%	3.57%	08/31/2004
C Class(2) Return Before Taxes	20.11%	2.38%	3.94%	03/01/2010
R Class Return Before Taxes	20.63%	2.90%	4.47%	08/31/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.85%	08/31/2004
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.89%	08/31/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.23%	5.14%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.  Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – LIVESTRONG 2030 Portfolio

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses
Administrative Fee	0.20%	None	0.20%	0.20%	0.20%
Other	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	0.21%	0.01%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	0.87%	0.67%	1.12%	1.87%	1.37%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$89	$278	$483	$1,073
Institutional Class	$69	$215	$374	$835
A Class	$683	$911	$1,157	$1,860
C Class	$190	$589	$1,012	$2,188
R Class	$140	$435	$751	$1,645

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	65.85%	Fixed-Income Securities (Bonds)	29.15%
NT Emerging Markets Fund	3.15%	High-Yield Fund	2.90%
NT Equity Growth Fund	12.50%	Inflation-Adjusted Bond Fund	5.75%
NT Growth Fund	12.25%	International Bond Fund	0.50%
NT International Growth Fund	9.25%	NT Diversified Bond Fund	20.00%
NT Large Company Value Fund	12.25%
NT Mid Cap Value Fund	5.25%	Cash Equivalents (Money Markets)	5.00%
NT Small Company Fund	4.00%	Premium Money Market Fund	5.00%
NT Vista Fund	5.25%
Real Estate Fund	1.95%

The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed at 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the annual adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009): 12.53%

Lowest Performance Quarter
(1Q 2009): -6.78%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.16%.

For the calendar year ended December 31, 2009	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	22.88%	-6.44%	05/30/2008
Return After Taxes on Distributions	22.43%	-6.85%	05/30/2008
Return After Taxes on Distributions and Sale of Fund Shares	15.02%	-5.64%	05/30/2008
Institutional Class Return Before Taxes	23.16%	-6.32%	05/30/2008
A Class(1) Return Before Taxes	15.56%	-10.15%	05/30/2008
C Class(2) Return Before Taxes	21.68%	-7.42%	03/01/2010
R Class Return Before Taxes	22.44%	-6.90%	05/30/2008
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	-11.11%	05/30/2008
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	6.30%	05/30/2008
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	6.82%	05/30/2008

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.  Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – LIVESTRONG 2035 Portfolio

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses
Administrative Fee	0.20%	None	0.20%	0.20%	0.20%
Other	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	0.21%	0.01%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.69%	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	0.90%	0.70%	1.15%	1.90%	1.40%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$92	$287	$499	$1,108
Institutional Class	$72	$224	$390	$871
A Class	$686	$920	$1,172	$1,892
C Class	$193	$598	$1,027	$2,219
R Class	$143	$444	$767	$1,679

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	72.10%	Fixed-Income Securities (Bonds)	24.90%
NT Emerging Markets Fund	4.25%	High-Yield Fund	2.45%
NT Equity Growth Fund	13.25%	Inflation-Adjusted Bond Fund	5.00%
NT Growth Fund	13.25%	NT Diversified Bond Fund	17.45%
NT International Growth Fund	9.75%
NT Large Company Value Fund	13.25%	Cash Equivalents (Money Markets)	3.00%
NT Mid Cap Value Fund	6.00%	Premium Money Market Fund	3.00%
NT Small Company Fund	4.15%
NT Vista Fund	6.00%
Real Estate Fund	2.20%

The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed at 45% stock funds, 45% bond funds and 10% money market funds.  The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the annual adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009): 13.46%

Lowest Performance Quarter
(4Q 2008): -17.42%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.26%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	24.31%	3.05%	4.95%	08/31/2004
Return After Taxes on Distributions	23.92%	2.14%	4.02%	08/31/2004
Return After Taxes on Distributions and Sale of Fund Shares	15.98%	2.24%	3.87%	08/31/2004
Institutional Class Return Before Taxes	24.56%	3.26%	5.16%	08/31/2004
A Class (1) Return Before Taxes	16.89%	1.59%	3.54%	08/31/2004
C Class (2) Return Before Taxes	23.13%	2.04%	3.91%	03/01/2010
R Class Return Before Taxes	23.69%	2.54%	4.43%	08/31/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.85%	08/31/2004
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.89%	08/31/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.23%	5.14%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – LIVESTRONG 2040 Portfolio

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses
Administrative Fee	0.20%	None	0.20%	0.20%	0.20%
Other	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	0.21%	0.01%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	0.93%	0.73%	1.18%	1.93%	1.43%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$95	$297	$515	$1,143
Institutional Class	$75	$234	$407	$907
A Class	$689	$929	$1,187	$1,924
C Class	$196	$607	$1,043	$2,251
R Class	$146	$453	$782	$1,712

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	78.45%	Fixed-Income Securities (Bonds)	21.05%
NT Emerging Markets Fund	5.00%	High-Yield Fund	2.05%
NT Equity Growth Fund	14.25%	Inflation-Adjusted Bond Fund	4.15%
NT Growth Fund	14.25%	NT Diversified Bond Fund	14.85%
NT International Growth Fund	10.00%
NT Large Company Value Fund	14.50%	Cash Equivalents (Money Markets)	0.50%
NT Mid Cap Value Fund	7.00%	Premium Money Market Fund	0.50%
NT Small Company Fund	4.00%
NT Vista Fund	7.00%
Real Estate Fund	2.45%

The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed at 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the annual adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(2Q 2009): 14.38%

Lowest Performance Quarter
(1Q 2009): -8.13%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.18%.

For the calendar year ended December 31, 2009	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	25.95%	-7.81%	05/30/2008
Return After Taxes on Distributions	25.62%	-8.14%	05/30/2008
Return After Taxes on Distributions and Sale of Fund Shares	17.03%	-6.75%	05/30/2008
Institutional Class Return Before Taxes	26.06%	-7.70%	05/30/2008
A Class(1) Return Before Taxes	18.42%	-11.41%	05/30/2008
C Class(2) Return Before Taxes	24.65%	-8.78%	03/01/2010
R Class Return Before Taxes	25.18%	-8.34%	05/30/2008
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	-11.11%	05/30/2008
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	6.30%	05/30/2008
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	6.82%	05/30/2008

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – LIVESTRONG 2045 Portfolio

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses
Administrative Fee	0.20%	None	0.20%	0.20%	0.20%
Other	0.01%	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	0.21%	0.01%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	0.95%	0.75%	1.20%	1.95%	1.45%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$97	$303	$526	$1,166
Institutional Class	$77	$240	$417	$931
A Class	$690	$935	$1,197	$1,946
C Class	$198	$613	$1,053	$2,272
R Class	$148	$459	$793	$1,734

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	81.70%	Fixed-Income Securities (Bonds)	18.30%
NT Emerging Markets Fund	5.75%	High-Yield Fund	1.80%
NT Equity Growth Fund	14.75%	Inflation-Adjusted Bond Fund	3.60%
NT Growth Fund	14.75%	NT Diversified Bond Fund	12.90%
NT International Growth Fund	10.00%
NT Large Company Value Fund	15.00%	Cash Equivalents (Money Markets)	0.00%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.25%
NT Vista Fund	7.25%
Real Estate Fund	2.70%

The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed at 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the annual adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(2Q 2009): 14.89%

Lowest Performance Quarter
(4Q 2008): -19.49%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.30%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	26.36%	2.78%	4.84%	08/31/2004
Return After Taxes on Distributions	26.03%	1.92%	3.95%	08/31/2004
Return After Taxes on Distributions and Sale of Fund Shares	17.33%	2.05%	3.82%	08/31/2004
Institutional Class Return Before Taxes	26.58%	3.00%	5.06%	08/31/2004
A Class(1) Return Before Taxes	18.80%	1.31%	3.43%	08/31/2004
C Class(2) Return Before Taxes	25.13%	1.76%	3.79%	03/01/2010
R Class Return Before Taxes	25.73%	2.27%	4.32%	08/31/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.85%	08/31/2004
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.89%	08/31/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.23%	5.14%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – LIVESTRONG 2050 Portfolio

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 54 of the fund’s prospectus and Sales Charges in Appendix C of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses
Administrative Fee	0.20%	None	0.20%	0.20%	0.20%
Other	0.02%	0.02%	0.02%	0.02%	0.02%
Total Other Expenses	0.22%	0.02%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	0.97%	0.77%	1.22%	1.97%	1.47%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$99	$310	$537	$1,190
Institutional Class	$79	$246	$428	$955
A Class	$692	$941	$1,207	$1,967
C Class	$200	$619	$1,063	$2,293
R Class	$150	$466	$803	$1,756

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

LIVESTRONG 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The following table shows the fund’s current target allocation for the various asset classes and underlying funds:

Equity Securities (Stocks)	84.70%	Fixed-Income Securities (Bonds)	15.30%
NT Emerging Markets Fund	6.50%	High-Yield Fund	1.50%
NT Equity Growth Fund	15.25%	Inflation-Adjusted Bond Fund	3.00%
NT Growth Fund	15.25%	NT Diversified Bond Fund	10.80%
NT International Growth Fund	9.50%
NT Large Company Value Fund	15.50%	Cash Equivalents (Money Markets)	0.00%
NT Mid Cap Value Fund	7.50%
NT Small Company Fund	4.75%
NT Vista Fund	7.50%
Real Estate Fund	2.95%

The target date in the fund name refers to the approximate year an investor plans to retire and stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund’s asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed at 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the annual adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

The principal risks of investing in the fund include:

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(2Q 2009): 15.07%

Lowest Performance Quarter
(1Q 2009): -8.90%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.13%.

For the calendar year ended December 31, 2009	1 year	Since Inception	Inception Date
Investor Class Return Before Taxes	26.66%	-9.79%	05/30/2008
Return After Taxes on Distributions	26.41%	-10.05%	05/30/2008
Return After Taxes on Distributions and Sale of Fund Shares	17.49%	-8.39%	05/30/2008
Institutional Class Return Before Taxes	27.07%	-9.55%	05/30/2008
A Class(1) Return Before Taxes	19.16%	-13.31%	05/30/2008
C Class(2) Return Before Taxes	25.30%	-10.73%	03/01/2010
R Class Return Before Taxes	26.03%	-10.24%	05/30/2008
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	-11.11%	05/30/2008
Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	5.93%	6.30%	05/30/2008
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	6.82%	05/30/2008

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

2
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2008.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.  Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts (in classes other than Institutional Class) do not have a minimum purchase amount.  The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations).

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

What are the funds’ investment objectives?

LIVESTRONG Income Portfolio seeks current income. Capital appreciation is a secondary objective.

Each of LIVESTRONG 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Portfolios seeks the highest total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.

What are the funds’ principal investment strategies?

Each fund invests in a combination of underlying American Century Investments funds. Each fund’s target allocation is intended to diversify investments among various asset classes such as stocks, bonds and money market instruments. The target asset mix for LIVESTRONG Income Portfolio is expected to remain fixed over time. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. For example, assume the current stock weighting in LIVESTRONG 2035 Portfolio is approximately 72% and the stock weighting in LIVESTRONG 2030 Portfolio is approximately 66%. Each year, we would expect to reduce the stock weighting in LIVESTRONG 2035 Portfolio. Over a five year period the stock weighting would be reduced to approximately 66%. In effect, LIVESTRONG 2035 Portfolio is expected to have the same stock weighting in five years as LIVESTRONG 2030 Portfolio has now. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.

A fund with an earlier target date represents a more conservative choice. A fund with a later target date represents a more aggressive choice. The target year does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65.

The following table shows which underlying funds are currently being used within each asset class and the target allocations for each individual underlying fund.

Asset Class	Underlying Fund(1)	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Equity Securities (Stocks)
	NT Emerging Markets Fund	0.00%	1.00%	2.00%	2.65%	3.15%
	NT Equity Growth Fund	13.00%	12.75%	12.25%	12.25%	12.50%
	NT Growth Fund	6.50%	7.50%	9.00%	10.25%	12.25%
	NT International Growth Fund	5.00%	5.75%	6.50%	7.85%	9.25%
	NT Large Company Value Fund	11.00%	11.00%	11.25%	11.75%	12.25%
	NT Mid Cap Value Fund	4.00%	4.50%	5.25%	5.50%	5.25%
	NT Small Company Fund	2.00%	2.00%	2.25%	3.00%	4.00%
	NT Vista Fund	2.50%	3.25%	4.25%	4.75%	5.25%
	Real Estate Fund	1.00%	1.20%	1.45%	1.70%	1.95%
	TOTAL	45.00%	48.95%	54.20%	59.70%	65.85%
Fixed-Income Securities (Bonds)
	High-Yield Fund	3.80%	3.70%	3.50%	3.25%	2.90%
	Inflation-Adjusted Bond Fund	7.60%	7.40%	7.00%	6.50%	5.75%
	International Bond Fund	7.00%	6.20%	5.20%	3.00%	0.50%
	NT Diversified Bond Fund	26.60%	25.75%	24.60%	22.55%	20.00%
	TOTAL	45.00%	43.05%	40.30%	35.30%	29.15%
Cash Equivalents (Money Markets)
	Premium Money Market Fund	10.00%	8.00%	5.50%	5.00%	5.00%
	TOTAL	10.00%	8.00%	5.50%	5.00%	5.00%

1	Institutional Class for each underlying fund other than Premium Money Market (Investor Class).

Asset Class	Underlying Fund(1)	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Equity Securities (Stocks)
	NT Emerging Markets Fund	4.25%	5.00%	5.75%	6.50%
	NT Equity Growth Fund	13.25%	14.25%	14.75%	15.25%
	NT Growth Fund	13.25%	14.25%	14.75%	15.25%
	NT International Growth Fund	9.75%	10.00%	10.00%	9.50%
	NT Large Company Value Fund	13.25%	14.50%	15.00%	15.50%
	NT Mid Cap Value Fund	6.00%	7.00%	7.25%	7.50%
	NT Small Company Fund	4.15%	4.00%	4.25%	4.75%
	NT Vista Fund	6.00%	7.00%	7.25%	7.50%
	Real Estate Fund	2.20%	2.45%	2.70%	2.95%
	TOTAL	72.10%	78.45%	81.70%	84.70%
Fixed-Income Securities (Bonds)
	High-Yield Fund	2.45%	2.05%	1.80%	1.50%
	Inflation-Adjusted Bond Fund	5.00%	4.15%	3.60%	3.00%
	International Bond Fund	0.00%	0.00%	0.00%	0.00%
	NT Diversified Bond Fund	17.45%	14.85%	12.90%	10.80%
	TOTAL	24.90%	21.05%	18.30%	15.30%
Cash Equivalents (Money Markets)
	Premium Money Market Fund	3.00%	0.50%	0.00%	0.00%
	TOTAL	3.00%	0.50%	0.00%	0.00%

1	Institutional Class for each underlying fund other than Premium Money Market (Investor Class).

We do not intend to make frequent tactical adjustments to the target asset mix or to trade actively among underlying funds, other than the annual adjustments described above. However, we reserve the right to modify the target allocations and underlying fund weightings and to substitute other underlying funds from time to time should circumstances warrant a change.

The portfolio managers regularly review each fund to determine whether rebalancing is appropriate. In making this determination, the managers may consider a number of factors, including a fund’s allocations among asset classes, investment styles, market capitalizations, global diversification and real estate holdings.

A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.

What are the underlying funds’ investment techniques?

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time.  In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds’ portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield) and geographic exposure (domestic and international).

The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the underlying fund will sell the security as soon as reasonably possible.

A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds’ prospectuses, which are available on our Web site at americancentury.com. From the descriptions of the LIVESTRONG funds’ holdings, hyperlinks will take you to information about the underlying funds.

Stock Funds

NT Emerging Markets seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

NT Equity Growth seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

NT Growth seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT International Growth seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

NT Large Company Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

NT Mid Cap Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.

NT Small Company seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

NT Vista seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.

Bond Funds

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.  As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

International Bond seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the United States.

NT Diversified Bond seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

Money Market Funds

Premium Money Market seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

What are the principal risks of investing in the funds?

Each fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds.  There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

Each fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund’s style, that fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessment of a company’s prospects for earnings or growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Underlying funds that invest in mid-sized and smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

The value of an underlying fund’s fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Funds with longer weighted maturities are more sensitive to interest rate changes.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal.

The value of an underlying fund’s fixed-income securities also will be affected by the inability or perceived inability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some of the underlying funds invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries is also riskier than investing in securities of companies located in foreign developed countries.

The underlying funds do not invest in certain tobacco-related securities. As a result, the underlying fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The value of an underlying fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

These funds are intended for investors who seek a diversified investment whose asset mix becomes more conservative over time, and who are willing to accept the risks associated with the funds’ asset allocation strategies.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds, including losses near to, at, or after retirement. There is no guarantee that a fund will provide adequate income at or through your retirement.

What will happen when a fund reaches its target year?

When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target allocation will become fixed and will match that of LIVESTRONG Income Portfolio. Within two to three years thereafter, the fund’s Board of Directors may approve combining such fund with LIVESTRONG Income Portfolio. Once such a combination occurs, shareholders of the fund will become shareholders of LIVESTRONG Income Portfolio.

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds). The directors also serve in that capacity for many of the underlying funds.

The Investment Advisor

The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century Investments funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. Additionally, the advisor is responsible for the selection and management of the underlying funds’ portfolio investments.

The advisor does not receive a management fee for managing the LIVESTRONG Portfolios.  However, the advisor receives a management fee for managing the underlying funds. See the underlying funds’ prospectuses for specific fees.

For the shareholder services it provides to the Investor, A, C and R Classes, the advisor receives an administrative fee of 0.20% of the average net assets of each class of shares. The amount of the administrative fee for a fund is calculated daily and paid monthly in arrears.  The administrative fee is payable for certain shareholder services not covered by the lower unified management fees of the Institutional Class of the underlying funds in which the LIVESTRONG Portfolios invest.

A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement with the advisor is available in the funds’ report to shareholders dated July 31, 2010.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.

Enrique Chang

Mr. Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the funds since 2009. He joined American Century Investments in 2006. Prior to joining the company, he served as President and Chief Investment Officer of Munder Capital Management from 2002 to 2006. Mr. Chang has a bachelor’s degree in mathematics from Fairleigh Dickinson University, and a master’s degree in finance/quantitative analysis and a master’s degree in statistics and operations research from New York University.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management and from 2002 to 2005 he was an independent financial consultant. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School, University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Irina Torelli

Ms. Torelli, Portfolio Manager, has been a member of the team that manages the funds since each fund’s inception. She joined American Century Investments in 1997 as a quantitative analyst and became a portfolio manager in 2005. She has a bachelor’s degree from the University of Rome and a master’s degree in operations research from Stanford University. She is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information.  (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.
Exchange shares: Exchange shares from another American Century Investments account.
Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.
Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.
* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.
Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.
Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The fund’s A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans.  Additionally, the fund’s A and C Classes are intended for persons purchasing shares through financial intermediaries that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A Class
Initial sales charge(1)
Generally no contingent deferred sales charge(2)
12b-1 fee of 0.25%
Generally more appropriate for long-term investors

C Class	R Class
No initial sales charge	No initial sales charge
Contingent deferred sales charge on redemptions within 12 months	No contingent deferred sales charge
12b-1 fee of 1.00%	12b-1 fee of 0.50%
Purchases generally limited to investors whose aggregate investments in American Century Investments funds are less than $1,000,000; generally more appropriate for short-term investors	Generally offered through employer-sponsored retirement plans(3)

1	The sales charge for A Class shares decreases depending on the size of your investment, and may be waived for some purchases. There is no sales charge for purchases of $1,000,000 or more.

2	A contingent deferred sales charge (CDSC) of 1.00% will be charged on certain purchases of $1,000,000 or more that are redeemed within one year of purchase.

3
IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. The R Class is only available for certain employer-sponsored retirement plans after August 1, 2006. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid for purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments

•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.  However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010.  However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes.  Please consult with your financial professional for further details.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21).  Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no broker was compensated for the sale

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund’s transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the funds. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.

Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account	$2,000(1)(2)
Employer-sponsored retirement plans(3)	No minimum

1	American Century Investments will waive the minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the minimum.

2	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

3	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds’ minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount for Institutional Class shares is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record.  Prior to doing so, we will notify you and give you 60 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that A and C Class shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period.  You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The total annual operating expenses of Investor Class shares are 0.20% higher than Institutional Class shares.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century Investments mutual funds, short-term trading and other abusive trading activity in the funds may disrupt the underlying funds’ portfolio management strategies and harm their performance. If the cumulative amount of short-term trading activity is significant relative to an underlying fund’s net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds’ performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

Each fund’s NAV is calculated based upon the NAVs of the underlying funds in which the fund invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Distributions of substantially all of their income are paid quarterly for LIVESTRONG Income Portfolio and annually for LIVESTRONG 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Portfolios. Distributions from realized capital gains for all the funds are generally paid annually, usually in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

Unless applicable tax provisions are extended, the maximum tax rates shown in the table above for long-term capital gains and qualified dividend income will be higher beginning in 2011. As of the date of this prospectus, it is still uncertain if Congress will extend these provisions.

If the fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The funds offer multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds’ assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor does not charge this class an administrative fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of each fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for C Class and 0.50% for R Class to the distributor, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. These payments may create a conflict of interest by influencing the intermediary to recommend the funds over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the funds’ annual report, which is available upon request.

LIVESTRONG Income Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.53	$10.64	$11.06	$10.45	$10.51
Income From Investment Operations
Net Investment Income (Loss)(1)	0.22	0.24	0.40	0.33	0.37
Net Realized and Unrealized Gain (Loss)	0.74	(0.95)	(0.38)	0.75	(0.07)
Total From Investment Operations	0.96	(0.71)	0.02	1.08	0.30
Distributions
From Net Investment Income	(0.22)	(0.31)	(0.42)	(0.32)	(0.35)
From Net Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.22)	(0.40)	(0.44)	(0.47)	(0.36)
Net Asset Value, End of Period	$10.27	$9.53	$10.64	$11.06	$10.45

Total Return(2)	10.15%	(6.44)%	0.11%	10.51%	2.99%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.19%	2.64%	3.61%	3.03%	3.51%
Portfolio Turnover Rate	13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$102,497	$95,441	$49,378	$44,109	$27,374

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG Income Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.53	$10.64		$11.06		$10.45		$10.51
Income From Investment Operations
Net Investment Income (Loss)1	0.24	0.26		0.42		0.35		0.37
Net Realized and Unrealized Gain (Loss)	0.74	(0.95)		(0.38)		0.75		(0.05)
Total From Investment Operations	0.98	(0.69)		0.04		1.10		0.32
Distributions
From Net Investment Income	(0.24)	(0.33)		(0.44)		(0.34)		(0.37)
From Net Realized Gains	—	(0.09)		(0.02)		(0.15)		(0.01)
Total Distributions	(0.24)	(0.42)		(0.46)		(0.49)		(0.38)
Net Asset Value, End of Period	$10.27	$9.53		$10.64		$11.06		$10.45

Total Return(2)	10.37%	(6.25)%		0.31%		10.73%		3.20%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.39%	2.84%		3.81%		3.23%		3.71%
Portfolio Turnover Rate	13%	51%		26%		22%		120%
Net Assets, End of Period (in thousands)	$39,202	$25,088		$9,737		$8,285		$4,409

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio of operating expenses to average net assets was less than 0.005%.

LIVESTRONG Income Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.53	$10.64	$11.05	$10.45	$10.51
Income From Investment Operations
Net Investment Income (Loss)(2)	0.19	0.21	0.35	0.31	0.33
Net Realized and Unrealized Gain (Loss)	0.75	(0.94)	(0.35)	0.74	(0.05)
Total From Investment Operations	0.94	(0.73)	—	1.05	0.28
Distributions
From Net Investment Income	(0.20)	(0.29)	(0.39)	(0.30)	(0.33)
From Net Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.20)	(0.38)	(0.41)	(0.45)	(0.34)
Net Asset Value, End of Period	$10.27	$9.53	$10.64	$11.05	$10.45

Total Return(3)	9.87%	(6.67)%	(0.05)%	10.13%	2.83%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.94%	2.39%	3.36%	2.78%	3.26%
Portfolio Turnover Rate	13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$68,110	$34,202	$8,285	$8,129	$2,966

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG Income Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.15
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03
Net Realized and Unrealized Gain (Loss)	0.12
Total From Investment Operations	0.15
Distributions
From Net Investment Income	(0.03)
Net Asset Value, End of Period	$10.27

Total Return(3)	1.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.77	%(5)
Portfolio Turnover Rate	13	%(6)
Net Assets, End of Period (in thousands)	$35

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG Income Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.52	$10.63	$11.05	$10.44	$10.50
Income From Investment Operations
Net Investment Income (Loss)(1)	0.16	0.18	0.30	0.27	0.26
Net Realized and Unrealized Gain (Loss)	0.75	(0.93)	(0.34)	0.76	(0.01)
Total From Investment Operations	0.91	(0.75)	(0.04)	1.03	0.25
Distributions
From Net Investment Income	(0.17)	(0.27)	(0.36)	(0.27)	(0.30)
From Net Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)
Total Distributions	(0.17)	(0.36)	(0.38)	(0.42)	(0.31)
Net Asset Value, End of Period	$10.26	$9.52	$10.63	$11.05	$10.44

Total Return(2)	9.61%	(6.91)%	(0.40)%	9.97%	2.48%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.69%	2.14%	3.11%	2.53%	3.01%
Portfolio Turnover Rate	13%	51%	26%	22%	120%
Net Assets, End of Period (in thousands)	$12,527	$3,466	$351	$112	$37

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2015 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.87	$11.39	$11.91	$11.09	$10.93
Income From Investment Operations
Net Investment Income (Loss)(1)	0.22	0.26	0.43	0.32	0.37
Net Realized and Unrealized Gain (Loss)	0.86	(1.29)	(0.49)	1.04	0.11
Total From Investment Operations	1.08	(1.03)	(0.06)	1.36	0.48
Distributions
From Net Investment Income	(0.19)	(0.35)	(0.41)	(0.27)	(0.31)
From Net Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.19)	(0.49)	(0.46)	(0.54)	(0.32)
Net Asset Value, End of Period	$10.76	$9.87	$11.39	$11.91	$11.09

Total Return(2)	11.00%	(8.63)%	(0.67)%	12.46%	4.46%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.11%	2.78%	3.62%	2.74%	3.27%
Portfolio Turnover Rate	9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$284,172	$217,149	$161,838	$139,725	$89,431

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2015 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.89	$11.41		$11.93		$11.10		$10.94
Income From Investment Operations
Net Investment Income (Loss)(1)	0.25	0.24		0.44		0.34		0.33
Net Realized and Unrealized Gain (Loss)	0.85	(1.25)		(0.48)		1.05		0.17
Total From Investment Operations	1.10	(1.01)		(0.04)		1.39		0.50
Distributions
From Net Investment Income	(0.21)	(0.37)		(0.43)		(0.29)		(0.33)
From Net Realized Gains	—	(0.14)		(0.05)		(0.27)		(0.01)
Total Distributions	(0.21)	(0.51)		(0.48)		(0.56)		(0.34)
Net Asset Value, End of Period	$10.78	$9.89		$11.41		$11.93		$11.10

Total Return(2)	11.20%	(8.42)%		(0.46)%		12.77%		4.67%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.31%	2.98%		3.82%		2.94%		3.47%
Portfolio Turnover Rate	9%	28%		20%		18%		123%
Net Assets, End of Period (in thousands)	$82,264	$59,500		$17,845		$15,736		$10,439

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio of operating expenses to average net assets was less than 0.005%.

LIVESTRONG 2015 Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.86	$11.37	$11.89	$11.07	$10.91
Income From Investment Operations
Net Investment Income (Loss)(2)	0.19	0.25	0.38	0.30	0.31
Net Realized and Unrealized Gain (Loss)	0.86	(1.29)	(0.47)	1.03	0.14
Total From Investment Operations	1.05	(1.04)	(0.09)	1.33	0.45
Distributions
From Net Investment Income	(0.16)	(0.33)	(0.38)	(0.24)	(0.28)
From Net Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.16)	(0.47)	(0.43)	(0.51)	(0.29)
Net Asset Value, End of Period	$10.75	$9.86	$11.37	$11.89	$11.07

Total Return(3)	10.73%	(8.79)%	(0.93)%	12.20%	4.22%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.86%	2.53%	3.37%	2.49%	3.02%
Portfolio Turnover Rate	9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$115,945	$40,386	$24,384	$19,270	$9,556

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2015 Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.55
Income From Investment Operations
Net Investment Income (Loss)(2)	0.04
Net Realized and Unrealized Gain (Loss)	0.13
Total From Investment Operations	0.17
Net Asset Value, End of Period	$10.72

Total Return(3)	1.61%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.83	%(5)
Portfolio Turnover Rate	9	%(6)
Net Assets, End of Period (in thousands)	$182

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG 2015 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.84	$11.36	$11.88	$11.06	$10.90
Income From Investment Operations
Net Investment Income (Loss)(1)	0.16	0.18	0.39	0.25	0.19
Net Realized and Unrealized Gain (Loss)	0.87	(1.25)	(0.51)	1.05	0.23
Total From Investment Operations	1.03	(1.07)	(0.12)	1.30	0.42
Distributions
From Net Investment Income	(0.14)	(0.31)	(0.35)	(0.21)	(0.25)
From Net Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)
Total Distributions	(0.14)	(0.45)	(0.40)	(0.48)	(0.26)
Net Asset Value, End of Period	$10.73	$9.84	$11.36	$11.88	$11.06

Total Return(2)	10.47%	(9.12)%	(1.19)%	11.92%	4.05%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.61%	2.28%	3.12%	2.24%	2.77%
Portfolio Turnover Rate	9%	28%	20%	18%	123%
Net Assets, End of Period (in thousands)	$37,643	$13,316	$4,165	$3,187	$351

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2020 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.47	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.19	0.13	0.03
Net Realized and Unrealized Gain (Loss)	0.80	(1.03)	(0.54)
Total From Investment Operations	0.99	(0.90)	(0.51)
Distributions
From Net Investment Income	(0.15)	(0.12)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.16)	(0.12)	—
Net Asset Value, End of Period	$9.30	$8.47	$9.49

Total Return(3)	11.69%	(9.38)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21%	0.20%	0.20	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.99%	1.70%	1.89	%(5)
Portfolio Turnover Rate	8%	53%	0%
Net Assets, End of Period (in thousands)	$127,604	$91,329	$1,073

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

LIVESTRONG 2020 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009		2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.47	$9.50		$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20	0.15		0.04
Net Realized and Unrealized Gain (Loss)	0.81	(1.05)		(0.54)
Total From Investment Operations	1.01	(0.90)		(0.50)
Distributions
From Net Investment Income	(0.16)	(0.13)		—
From Net Realized Gains	(0.01)	—		—
Total Distributions	(0.17)	(0.13)		—
Net Asset Value, End of Period	$9.31	$8.47		$9.50

Total Return(3)	11.90%	(9.26)%		(5.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01%	0.00	%(5)	0.00	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.19%	1.90%		2.09	%(6)
Portfolio Turnover Rate	8%	53%		0%
Net Assets, End of Period (in thousands)	$44,304	$21,532		$16

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Ratio of operating expenses to average net assets was less than 0.005%.

6	Annualized.

LIVESTRONG 2020 Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.45	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.15	0.15	0.04
Net Realized and Unrealized Gain (Loss)	0.81	(1.08)	(0.55)
Total From Investment Operations	0.96	(0.93)	(0.51)
Distributions
From Net Investment Income	(0.12)	(0.11)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.13)	(0.11)	—
Net Asset Value, End of Period	$9.28	$8.45	$9.49

Total Return(4)	11.43%	(9.72)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46%	0.45%	0.45	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.74%	1.45%	1.64	%(6)
Portfolio Turnover Rate	8%	53%	0%
Net Assets, End of Period (in thousands)	$80,483	$3,882	$6

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	May 30, 2008 (fund inception) through July 31, 2008.

3	Computed using average shares outstanding throughout the period.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

5	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

6	Annualized.

LIVESTRONG 2020 Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.12
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03
Net Realized and Unrealized Gain (Loss)	0.11
Total From Investment Operations	0.14
Net Asset Value, End of Period	$9.26

Total Return(3)	1.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67	%(5)
Portfolio Turnover Rate	8	%(6)
Net Assets, End of Period (in thousands)	$103

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG 2020 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.44	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.13	0.14	0.03
Net Realized and Unrealized Gain (Loss)	0.81	(1.10)	(0.54)
Total From Investment Operations	0.94	(0.96)	(0.51)
Distributions
From Net Investment Income	(0.10)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.11)	(0.09)	—
Net Asset Value, End of Period	$9.27	$8.44	$9.49

Total Return(3)	11.17%	(9.96)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71%	0.70%	0.70	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.49%	1.20%	1.39	%(5)
Portfolio Turnover Rate	8%	53%	0%
Net Assets, End of Period (in thousands)	$14,928	$3,274	$6

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

LIVESTRONG 2025 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.76	$11.63	$12.35	$11.49	$11.21
Income From Investment Operations
Net Investment Income (Loss)(1)	0.19	0.22	0.42	0.28	0.34
Net Realized and Unrealized Gain (Loss)	1.00	(1.63)	(0.69)	1.34	0.27
Total From Investment Operations	1.19	(1.41)	(0.27)	1.62	0.61
Distributions
From Net Investment Income	(0.17)	(0.30)	(0.40)	(0.24)	(0.31)
From Net Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.17)	(0.46)	(0.45)	(0.76)	(0.33)
Net Asset Value, End of Period	$10.78	$9.76	$11.63	$12.35	$11.49

Total Return(2)	12.19%	(11.64)%	(2.39)%	14.45%	5.48%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.83%	2.43%	3.40%	2.34%	2.98%
Portfolio Turnover Rate	10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$393,154	$313,816	$215,024	$174,984	$112,202

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2025 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.77	$11.64		$12.37		$11.51		$11.23
Income From Investment Operations
Net Investment Income (Loss)(1)	0.21	0.24		0.43		0.31		0.37
Net Realized and Unrealized Gain (Loss)	1.00	(1.63)		(0.69)		1.34		0.26
Total From Investment Operations	1.21	(1.39)		(0.26)		1.65		0.63
Distributions
From Net Investment Income	(0.19)	(0.32)		(0.42)		(0.27)		(0.33)
From Net Realized Gains	—	(0.16)		(0.05)		(0.52)		(0.02)
Total Distributions	(0.19)	(0.48)		(0.47)		(0.79)		(0.35)
Net Asset Value, End of Period	$10.79	$9.77		$11.64		$12.37		$11.51

Total Return(2)	12.40%	(11.45)%		(2.27)%		14.67%		5.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.03%	2.63%		3.60%		2.54%		3.18%
Portfolio Turnover Rate	10%	22%		18%		18%		120%
Net Assets, End of Period (in thousands)	$103,770	$78,031		$44,611		$44,250		$31,399

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio of operating expenses to average net assets was less than 0.005%.

LIVESTRONG 2025 Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.74	$11.61	$12.34	$11.48	$11.19
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16	0.21	0.35	0.26	0.29
Net Realized and Unrealized Gain (Loss)	1.01	(1.64)	(0.66)	1.33	0.30
Total From Investment Operations	1.17	(1.43)	(0.31)	1.59	0.59
Distributions
From Net Investment Income	(0.14)	(0.28)	(0.37)	(0.21)	(0.28)
From Net Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.14)	(0.44)	(0.42)	(0.73)	(0.30)
Net Asset Value, End of Period	$10.77	$9.74	$11.61	$12.34	$11.48

Total Return(3)	12.03%	(11.89)%	(2.73)%	14.17%	5.30%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.58%	2.18%	3.15%	2.09%	2.73%
Portfolio Turnover Rate	10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$143,045	$49,723	$28,073	$17,076	$7,404

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2025 Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.58
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02
Net Realized and Unrealized Gain (Loss)	0.14
Total From Investment Operations	0.16
Net Asset Value, End of Period	$10.74

Total Return(3)	1.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43	%(5)
Portfolio Turnover Rate	10	%(6)
Net Assets, End of Period (in thousands)	$373

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG 2025 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.73	$11.60	$12.32	$11.46	$11.18
Income From Investment Operations
Net Investment Income (Loss)(1)	0.14	0.16	0.36	0.22	0.19
Net Realized and Unrealized Gain (Loss)	0.99	(1.62)	(0.70)	1.34	0.36
Total From Investment Operations	1.13	(1.46)	(0.34)	1.56	0.55
Distributions
From Net Investment Income	(0.11)	(0.25)	(0.33)	(0.18)	(0.25)
From Net Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)
Total Distributions	(0.11)	(0.41)	(0.38)	(0.70)	(0.27)
Net Asset Value, End of Period	$10.75	$9.73	$11.60	$12.32	$11.46

Total Return(2)	11.66%	(12.12)%	(2.90)%	13.90%	4.95%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.33%	1.93%	2.90%	1.84%	2.48%
Portfolio Turnover Rate	10%	22%	18%	18%	120%
Net Assets, End of Period (in thousands)	$47,433	$16,344	$2,746	$1,378	$545

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2030 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.04	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.89	(1.36)	(0.63)
Total From Investment Operations	1.03	(1.26)	(0.61)
Distributions
From Net Investment Income	(0.11)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.12)	(0.09)	—
Net Asset Value, End of Period	$8.95	$8.04	$9.39

Total Return(3)	12.90%	(13.30)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21%	0.20%	0.20	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.63%	1.48%	1.49	%(5)
Portfolio Turnover Rate	7%	43%	4%
Net Assets, End of Period (in thousands)	$99,983	$70,382	$626

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

LIVESTRONG 2030 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009		2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.05	$9.40		$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16	0.12		0.04
Net Realized and Unrealized Gain (Loss)	0.88	(1.37)		(0.64)
Total From Investment Operations	1.04	(1.25)		(0.60)
Distributions
From Net Investment Income	(0.13)	(0.10)		—
From Net Realized Gains	(0.01)	—		—
Total Distributions	(0.14)	(0.10)		—
Net Asset Value, End of Period	$8.95	$8.05		$9.40

Total Return(3)	13.11%	(13.18)%		(6.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01%	0.00	%(5)	0.00	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.83%	1.68%		1.69	%(6)
Portfolio Turnover Rate	7%	43%		4%
Net Assets, End of Period (in thousands)	$33,647	$17,528		$6

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Ratio of operating expenses to average net assets was less than 0.005%.

6	Annualized.

LIVESTRONG 2030 Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.03	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.12	0.11	0.03
Net Realized and Unrealized Gain (Loss)	0.88	(1.39)	(0.64)
Total From Investment Operations	1.00	(1.28)	(0.61)
Distributions
From Net Investment Income	(0.09)	(0.08)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.10)	(0.08)	—
Net Asset Value, End of Period	$8.93	$8.03	$9.39

Total Return(4)	12.51%	(13.53)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46%	0.45%	0.45	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.38%	1.23%	1.24	%(6)
Portfolio Turnover Rate	7%	43%	4%
Net Assets, End of Period (in thousands)	$71,159	$3,378	$6

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	May 30, 2008 (fund inception) through July 31, 2008.

3	Computed using average shares outstanding throughout the period.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

5	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

6	Annualized.

LIVESTRONG 2030 Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.80
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02
Net Realized and Unrealized Gain (Loss)	0.10
Total From Investment Operations	0.12
Net Asset Value, End of Period	$8.92

Total Return(3)	1.36%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.41	%(5)
Portfolio Turnover Rate	7	%(6)
Net Assets, End of Period (in thousands)	$162

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG 2030 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.02	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.12	0.02
Net Realized and Unrealized Gain (Loss)	0.88	(1.42)	(0.63)
Total From Investment Operations	0.98	(1.30)	(0.61)
Distributions
From Net Investment Income	(0.07)	(0.07)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.08)	(0.07)	—
Net Asset Value, End of Period	$8.92	$8.02	$9.39

Total Return(3)	12.24%	(13.76)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71%	0.70%	0.70	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	0.98%	0.99	%(5)
Portfolio Turnover Rate	7%	43%	4%
Net Assets, End of Period (in thousands)	$14,455	$3,573	$6

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

LIVESTRONG 2035 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.74	$12.10	$13.09	$11.85	$11.43
Income From Investment Operations
Net Investment Income (Loss)(1)	0.17	0.19	0.41	0.24	0.31
Net Realized and Unrealized Gain (Loss)	1.15	(2.13)	(0.95)	1.71	0.42
Total From Investment Operations	1.32	(1.94)	(0.54)	1.95	0.73
Distributions
From Net Investment Income	(0.14)	(0.24)	(0.40)	(0.19)	(0.30)
From Net Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.14)	(0.42)	(0.45)	(0.71)	(0.31)
Net Asset Value, End of Period	$10.92	$9.74	$12.10	$13.09	$11.85

Total Return(2)	13.58%	(15.54)%	(4.33)%	16.86%	6.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.54%	2.12%	3.19%	1.87%	2.61%
Portfolio Turnover Rate	8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$231,716	$170,455	$128,815	$91,220	$52,206

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2035 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.76	$12.12		$13.11		$11.87		$11.45
Income From Investment Operations
Net Investment Income (Loss)(1)	0.19	0.20		0.44		0.26		0.30
Net Realized and Unrealized Gain (Loss)	1.14	(2.12)		(0.95)		1.72		0.45
Total From Investment Operations	1.33	(1.92)		(0.51)		1.98		0.75
Distributions
From Net Investment Income	(0.16)	(0.26)		(0.43)		(0.22)		(0.32)
From Net Realized Gains	—	(0.18)		(0.05)		(0.52)		(0.01)
Total Distributions	(0.16)	(0.44)		(0.48)		(0.74)		(0.33)
Net Asset Value, End of Period	$10.93	$9.76		$12.12		$13.11		$11.87

Total Return(2)	13.68%	(15.34)%		(4.13)%		17.07%		6.66%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.74%	2.32%		3.39%		2.07%		2.81%
Portfolio Turnover Rate	8%	18%		16%		23%		141%
Net Assets, End of Period (in thousands)	$66,385	$46,544		$24,120		$22,314		$11,104

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio of operating expenses to average net assets was less than 0.005%.

LIVESTRONG 2035 Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.73	$12.09	$13.08	$11.83	$11.42
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.17	0.35	0.21	0.26
Net Realized and Unrealized Gain (Loss)	1.14	(2.13)	(0.92)	1.72	0.43
Total From Investment Operations	1.28	(1.96)	(0.57)	1.93	0.69
Distributions
From Net Investment Income	(0.11)	(0.22)	(0.37)	(0.16)	(0.27)
From Net Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.11)	(0.40)	(0.42)	(0.68)	(0.28)
Net Asset Value, End of Period	$10.90	$9.73	$12.09	$13.08	$11.83

Total Return(3)	13.21%	(15.77)%	(4.58)%	16.67%	6.10%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.29%	1.87%	2.94%	1.62%	2.36%
Portfolio Turnover Rate	8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$103,002	$32,896	$19,145	$13,378	$5,224

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2035 Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.74
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01
Net Realized and Unrealized Gain (Loss)	0.12
Total From Investment Operations	0.13
Net Asset Value, End of Period	$10.87

Total Return(3)	1.21%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29	%(5)
Portfolio Turnover Rate	8	%(6)
Net Assets, End of Period (in thousands)	$86

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG 2035 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.72	$12.07	$13.06	$11.82	$11.40
Income From Investment Operations
Net Investment Income (Loss)(1)	0.11	0.14	0.43	0.18	0.16
Net Realized and Unrealized Gain (Loss)	1.15	(2.11)	(1.03)	1.71	0.51
Total From Investment Operations	1.26	(1.97)	(0.60)	1.89	0.67
Distributions
From Net Investment Income	(0.09)	(0.20)	(0.34)	(0.13)	(0.24)
From Net Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)
Total Distributions	(0.09)	(0.38)	(0.39)	(0.65)	(0.25)
Net Asset Value, End of Period	$10.89	$9.72	$12.07	$13.06	$11.82

Total Return(2)	12.93%	(15.92)%	(4.84)%	16.30%	5.93%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.04%	1.62%	2.69%	1.37%	2.11%
Portfolio Turnover Rate	8%	18%	16%	23%	141%
Net Assets, End of Period (in thousands)	$35,276	$10,785	$2,178	$975	$296

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2040 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.75	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.09	0.01
Net Realized and Unrealized Gain (Loss)	0.95	(1.54)	(0.72)
Total From Investment Operations	1.07	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.09)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.10)	(0.09)	—
Net Asset Value, End of Period	$8.72	$7.75	$9.29

Total Return(3)	13.80%	(15.53)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.21%	0.20%	0.20	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.40%	1.38%	1.10	%(5)
Portfolio Turnover Rate	3%	25%	3%
Net Assets, End of Period (in thousands)	$41,985	$24,386	$831

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

LIVESTRONG 2040 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009		2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.75	$9.29		$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.11		0.03
Net Realized and Unrealized Gain (Loss)	0.96	(1.56)		(0.74)
Total From Investment Operations	1.10	(1.45)		(0.71)
Distributions
From Net Investment Income	(0.11)	(0.09)		—
From Net Realized Gains	(0.01)	—		—
Total Distributions	(0.12)	(0.09)		—
Net Asset Value, End of Period	$8.73	$7.75		$9.29

Total Return(3)	14.16%	(15.43)%		(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.01%	0.00	%(5)	0.00	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.60%	1.58%		1.30	%(6)
Portfolio Turnover Rate	3%	25%		3%
Net Assets, End of Period (in thousands)	$22,593	$9,846		$6

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Ratio of operating expenses to average net assets was less than 0.005%.

6	Annualized.

LIVESTRONG 2040 Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09	0.09	0.02
Net Realized and Unrealized Gain (Loss)	0.97	(1.57)	(0.73)
Total From Investment Operations	1.06	(1.48)	(0.71)
Distributions
From Net Investment Income	(0.07)	(0.08)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.08)	(0.08)	—
Net Asset Value, End of Period	$8.71	$7.73	$9.29

Total Return(4)	13.68%	(15.87)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.46%	0.45%	0.45	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.15%	1.13%	0.85	%(6)
Portfolio Turnover Rate	3%	25%	3%
Net Assets, End of Period (in thousands)	$42,212	$1,551	$6

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	May 30, 2008 (fund inception) through July 31, 2008.

3	Computed using average shares outstanding throughout the period.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

5	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

6	Annualized.

LIVESTRONG 2040 Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.60
Income From Investment Operations
Net Investment Income (Loss)(2)	—	(3)
Net Realized and Unrealized Gain (Loss)	0.08
Total From Investment Operations	0.08
Net Asset Value, End of Period	$8.68

Total Return(4)	0.93%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21	(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12	%(6)
Portfolio Turnover Rate	3	%(7)
Net Assets, End of Period (in thousands)	$68

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

5	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

6	Annualized.

7	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG 2040 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.72	$9.28	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.08	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.95	(1.59)	(0.74)
Total From Investment Operations	1.03	(1.49)	(0.72)
Distributions
From Net Investment Income	(0.05)	(0.07)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.06)	(0.07)	—
Net Asset Value, End of Period	$8.69	$7.72	$9.28

Total Return(3)	13.28%	(16.01)%	(7.20)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.71%	0.70%	0.70	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.90%	0.88%	0.60	%(5)
Portfolio Turnover Rate	3%	25%	3%
Net Assets, End of Period (in thousands)	$7,773	$2,347	$6

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

LIVESTRONG 2045 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.59	$12.24	$13.40	$11.96	$11.54
Income From Investment Operations
Net Investment Income (Loss)(1)	0.14	0.18	0.42	0.22	0.31
Net Realized and Unrealized Gain (Loss)	1.22	(2.41)	(1.12)	1.92	0.46
Total From Investment Operations	1.36	(2.23)	(0.70)	2.14	0.77
Distributions
From Net Investment Income	(0.13)	(0.22)	(0.41)	(0.17)	(0.32)
From Net Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.13)	(0.42)	(0.46)	(0.70)	(0.35)
Net Asset Value, End of Period	$10.82	$9.59	$12.24	$13.40	$11.96

Total Return(2)	14.16%	(17.74)%	(5.53)%	18.23%	6.76%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.35%	1.99%	3.19%	1.62%	2.62%
Portfolio Turnover Rate	9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$113,447	$85,095	$72,649	$48,229	$22,437

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2045 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.60	$12.25		$13.42		$11.98		$11.56
Income From Investment Operations
Net Investment Income (Loss)(1)	0.16	0.20		0.44		0.23		0.35
Net Realized and Unrealized Gain (Loss)	1.22	(2.41)		(1.12)		1.93		0.44
Total From Investment Operations	1.38	(2.21)		(0.68)		2.16		0.79
Distributions
From Net Investment Income	(0.15)	(0.24)		(0.44)		(0.19)		(0.34)
From Net Realized Gains	—	(0.20)		(0.05)		(0.53)		(0.03)
Total Distributions	(0.15)	(0.44)		(0.49)		(0.72)		(0.37)
Net Asset Value, End of Period	$10.83	$9.60		$12.25		$13.42		$11.98

Total Return(2)	14.48%	(17.56)%		(5.40)%		18.44%		6.96%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.55%	2.19%		3.39%		1.82%		2.82%
Portfolio Turnover Rate	9%	18%		18%		25%		137%
Net Assets, End of Period (in thousands)	$57,836	$34,639		$31,054		$28,483		$13,397

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio of operating expenses to average net assets was less than 0.005%.

LIVESTRONG 2045 Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.57	$12.22	$13.38	$11.94	$11.53
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11	0.15	0.39	0.18	0.20
Net Realized and Unrealized Gain (Loss)	1.22	(2.40)	(1.13)	1.92	0.53
Total From Investment Operations	1.33	(2.25)	(0.74)	2.10	0.73
Distributions
From Net Investment Income	(0.10)	(0.20)	(0.37)	(0.13)	(0.29)
From Net Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.10)	(0.40)	(0.42)	(0.66)	(0.32)
Net Asset Value, End of Period	$10.80	$9.57	$12.22	$13.38	$11.94

Total Return(3)	13.90%	(17.98)%	(5.78)%	17.96%	6.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.10%	1.74%	2.94%	1.37%	2.37%
Portfolio Turnover Rate	9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$56,695	$17,537	$11,411	$9,091	$4,177

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2045 Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.67
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01
Net Realized and Unrealized Gain (Loss)	0.10
Total From Investment Operations	0.11
Net Asset Value, End of Period	$10.78

Total Return(3)	1.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.14	%(5)
Portfolio Turnover Rate	9	%(6)
Net Assets, End of Period (in thousands)	$59

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

4	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

5	Annualized.

6	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG 2045 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.56	$12.21	$13.36	$11.93	$11.51
Income From Investment Operations
Net Investment Income (Loss)(1)	0.09	0.11	0.38	0.12	0.12
Net Realized and Unrealized Gain (Loss)	1.21	(2.38)	(1.14)	1.94	0.59
Total From Investment Operations	1.30	(2.27)	(0.76)	2.06	0.71
Distributions
From Net Investment Income	(0.07)	(0.18)	(0.34)	(0.10)	(0.26)
From Net Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)
Total Distributions	(0.07)	(0.38)	(0.39)	(0.63)	(0.29)
Net Asset Value, End of Period	$10.79	$9.56	$12.21	$13.36	$11.93

Total Return(2)	13.63%	(18.20)%	(5.96)%	17.58%	6.24%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.85%	1.49%	2.69%	1.12%	2.12%
Portfolio Turnover Rate	9%	18%	18%	25%	137%
Net Assets, End of Period (in thousands)	$17,327	$4,966	$1,403	$753	$165

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

LIVESTRONG 2050 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.46	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.97	(1.80)	(0.79)
Total From Investment Operations	1.07	(1.70)	(0.77)
Distributions
From Net Investment Income	(0.08)	(0.07)	—
From Net Realized Gains	— (3)	—	—
Total Distributions	(0.08)	(0.07)	—
Net Asset Value, End of Period	$8.45	$7.46	$9.23

Total Return(4)	14.33%	(18.30)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.22%	0.20%	0.20	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.17%	1.57%	1.16	%(6)
Portfolio Turnover Rate	13%	26%	3%
Net Assets, End of Period (in thousands)	$10,225	$3,454	$464

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

5	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

6	Annualized.

LIVESTRONG 2050 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009		2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.47	$9.23		$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.12		0.03
Net Realized and Unrealized Gain (Loss)	0.96	(1.80)		(0.80)
Total From Investment Operations	1.08	(1.68)		(0.77)
Distributions
From Net Investment Income	(0.09)	(0.08)		—
From Net Realized Gains	— (3)	—		—
Total Distributions	(0.09)	(0.08)		—
Net Asset Value, End of Period	$8.46	$7.47		$9.23

Total Return(4)	14.54%	(18.09)%		(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.02%	0.00	%(6)	0.00	%(6)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.37%	1.77%		1.36	%(7)
Portfolio Turnover Rate	13%	26%		3%
Net Assets, End of Period (in thousands)	$8,482	$3,179		$6

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

5	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

6	Ratio of operating expenses to average net assets was less than 0.005%.

7	Annualized.

LIVESTRONG 2050 Portfolio

A Class(1)

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.45	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.07	0.02
Net Realized and Unrealized Gain (Loss)	0.97	(1.79)	(0.79)
Total From Investment Operations	1.04	(1.72)	(0.77)
Distributions
From Net Investment Income	(0.05)	(0.06)	—
From Net Realized Gains	— (4)	—	—
Total Distributions	(0.05)	(0.06)	—
Net Asset Value, End of Period	$8.44	$7.45	$9.23

Total Return(5)	14.06%	(18.52)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.47%	0.45%	0.45	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.92%	1.32%	0.91	%(7)
Portfolio Turnover Rate	13%	26%	3%
Net Assets, End of Period (in thousands)	$13,463	$336	$6

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

2	May 30, 2008 (fund inception) through July 31, 2008.

3	Computed using average shares outstanding throughout the period.

4	Per-share amount was less than $0.005.

5
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

6	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

7	Annualized.

LIVESTRONG 2050 Portfolio

C Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.35
Income From Investment Operations
Net Investment Income (Loss)(2)	—	(3)
Net Realized and Unrealized Gain (Loss)	0.07
Total From Investment Operations	0.07
Net Asset Value, End of Period	$8.42

Total Return(4)	0.84%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.22	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06	%(6)
Portfolio Turnover Rate	13	%(7)
Net Assets, End of Period (in thousands)	$32

1	March 1, 2010 (commencement of sale) through July 31, 2010.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

5	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

6	Annualized.

7	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

LIVESTRONG 2050 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$7.44	$9.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06	0.08	0.02
Net Realized and Unrealized Gain (Loss)	0.96	(1.81)	(0.80)
Total From Investment Operations	1.02	(1.73)	(0.78)
Distributions
From Net Investment Income	(0.03)	(0.05)	—
From Net Realized Gains	— (3)	—	—
Total Distributions	(0.03)	(0.05)	—
Net Asset Value, End of Period	$8.43	$7.44	$9.22

Total Return(4)	13.79%	(18.66)%	(7.80)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.73%	0.70%	0.70	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66%	1.07%	0.66	%(6)
Portfolio Turnover Rate	13%	26%	3%
Net Assets, End of Period (in thousands)	$3,076	$186	$6

1	May 30, 2008 (fund inception) through July 31, 2008.

2	Computed using average shares outstanding throughout the period.

3	Per-share amount was less than $0.005.

4
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

5	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

6	Annualized.

Notes

Fund Reference	Fund Code	Newspaper Listing
LIVESTRONG Income Portfolio
Investor Class	956	LivSIncm
Institutional Class	356	LivSIncm
A Class	756	LivSIncm
C Class	1256	LivSIncm
R Class	256	LivSIncm
LIVESTRONG 2015 Portfolio
Investor Class	952	LivS2015
Institutional Class	352	LivS2015
A Class	752	LivS2015
C Class	1252	LivS2015
R Class	252	LivS2015
LIVESTRONG 2020 Portfolio
Investor Class	409	N/A
Institutional Class	309	N/A
A Class	709	N/A
C Class	1209	N/A
R Class	209	N/A
LIVESTRONG 2025 Portfolio
Investor Class	953	LivS2025
Institutional Class	353	LivS2025
A Class	753	LivS2025
C Class	1253	LivS2025
R Class	253	LivS2025
LIVESTRONG 2030 Portfolio
Investor Class	456	N/A
Institutional Class	316	N/A
A Class	716	N/A
C Class	1216	N/A
R Class	216	N/A
LIVESTRONG 2035 Portfolio
Investor Class	954	LivS2035
Institutional Class	354	LivS2035
A Class	754	LivS2035
C Class	1254	LivS2035
R Class	254	LivS2035
LIVESTRONG 2040 Portfolio
Investor Class	484	N/A
Institutional Class	384	N/A
A Class	784	N/A
C Class	1284	N/A
R Class	284	N/A
LIVESTRONG 2045 Portfolio
Investor Class	955	LivS2045
Institutional Class	355	LivS2045
A Class	755	LivS2045
C Class	1255	LivS2045
R Class	255	LivS2045
LIVESTRONG 2050 Portfolio
Investor Class	499	N/A
Institutional Class	399	N/A
A Class	799	N/A
C Class	1299	N/A
R Class	299	N/A

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual report to shareholders, dated July 31, 2010.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.

On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov

By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds’ shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-21591

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-69489   1012

December 1, 2010
American Century Investments Prospectus

One Choice Portfolio®: Very Conservative
   Investor Class (AONIX)
One Choice Portfolio®: Conservative
   Investor Class (AOCIX)
One Choice Portfolio®: Moderate
   Investor Class (AOMIX)
One Choice Portfolio®: Aggressive
   Investor Class (AOGIX)
One Choice Portfolio®: Very Aggressive
   Investor Class (AOVIX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary – One Choice Portfolio: Very Conservative	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	2
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Fund Summary – One Choice Portfolio: Conservative	6
Investment Objective	6
Fees and Expenses	6
Principal Investments, Principal Risks and Performance	6
Portfolio Management	9
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
Fund Summary – One Choice Portfolio: Moderate	10
Investment Objective	10
Fees and Expenses	10
Principal Investments, Principal Risks and Performance	10
Portfolio Management	13
Purchase and Sale of Fund Shares	13
Tax Information	13
Payments to Broker-Dealers and Other Financial Intermediaries	13
Fund Summary – One Choice Portfolio: Aggressive	14
Investment Objective	14
Fees and Expenses	14
Principal Investments, Principal Risks and Performance	14
Portfolio Management	17
Purchase and Sale of Fund Shares	17
Tax Information	17
Payments to Broker-Dealers and Other Financial Intermediaries	17
Fund Summary – One Choice Portfolio: Very Aggressive	18
Investment Objective	18
Fees and Expenses	18
Principal Investments, Principal Risks and Performance	18
Portfolio Management	21
Purchase and Sale of Fund Shares	21
Tax Information	21
Payments to Broker-Dealers and Other Financial Intermediaries	21
Objectives, Strategies and Risks	22
Management	26
Investing Directly with American Century Investments	28
Investing Through a Financial Intermediary	30
Additional Policies Affecting Your Investment	31
Share Price and Distributions	34
Taxes	35
Financial Highlights	37

1

Fund Summary – One Choice Portfolio: Very Conservative

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.66%
Total Annual Fund Operating Expenses	0.66%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$68	$212	$368	$823

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

One Choice Portfolio: Very Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

2

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stocks)	25.00%	Fixed-Income Securities (Bonds)	52.00%
Equity Growth Fund	5.00%	Diversified Bond Fund	32.00%
Growth Fund	2.50%	Inflation-Adjusted Bond Fund	10.00%
Large Company Value Fund	8.00%	International Bond Fund	10.00%
Mid Cap Value Fund	5.00%
Real Estate Fund	2.00%
Small Company Fund	1.00%	Cash Equivalents (Money Markets)	23.00%
Vista Fund	1.50%	Prime Money Market Fund	23.00%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income Securities (Bonds)	Cash Equivalents (Money Markets)
Operating Ranges	20-30%	45-55%	15-35%

The principal risks of investing in the fund include:

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009) 6.20%

Lowest Performance Quarter
(4Q 2008) -3.97%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 5.10%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	10.59%	3.75%	4.31%	09/30/2004
Return After Taxes on Distributions	9.77%	2.57%	3.05%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	6.94%	2.55%	2.99%	09/30/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.60%	09/30/2004
Barclays Capital U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.92%	09/30/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.22%	5.17%	09/30/2004

1
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

5

Fund Summary – One Choice Portfolio: Conservative

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.76%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$78	$243	$423	$943

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

One Choice Portfolio: Conservative is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

6

Equity Securities (Stocks)	45.00%	Fixed-Income Securities (Bonds)	47.00%
Equity Growth Fund	9.00%	Diversified Bond Fund	30.00%
Growth Fund	4.75%	Inflation-Adjusted Bond Fund	9.00%
International Growth Fund	6.00%	International Bond Fund	8.00%
Large Company Value Fund	11.00%
Mid Cap Value Fund	6.75%
Real Estate Fund	2.00%	Cash Equivalents (Money Markets)	8.00%
Small Company Fund	1.50%	Prime Money Market Fund	8.00%
Vista Fund	4.00%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income Securities (Bonds)	Cash Equivalents (Money Markets)
Operating Ranges	39-51%	38-52%	5-20%

The principal risks of investing in the fund include:

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

7

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009) 9.27%

Lowest Performance Quarter
(4Q 2008) -8.82%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 5.85%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	15.81%	3.52%	4.47%	09/30/2004
Return After Taxes on Distributions	15.01%	2.44%	3.30%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	10.37%	2.47%	3.24%	09/30/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.60%	09/30/2004
Barclays Capital U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.92%	09/30/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.22%	5.17%	09/30/2004

1
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

8

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

9

Fund Summary – One Choice Portfolio: Moderate

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	0.86%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$88	$275	$477	$1,061

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

One Choice Portfolio: Moderate is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

10

Equity Securities (Stocks)	64.00%	Fixed-Income Securities (Bonds)	31.00%
Emerging Markets Fund	4.00%	Diversified Bond Fund	19.00%
Equity Growth Fund	16.00%	High-Yield Fund	3.00%
Growth Fund	8.00%	Inflation-Adjusted Bond Fund	6.00%
International Growth Fund	10.00%	International Bond Fund	3.00%
Large Company Value Fund	9.50%
Mid Cap Value Fund	5.50%
Real Estate Fund	2.00%	Cash Equivalents (Money Markets)	5.00%
Small Company Fund	2.00%	Prime Money Market Fund	5.00%
Vista Fund	7.00%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income Securities (Bonds)	Cash Equivalents (Money Markets)
Operating Ranges	53-73%	21-41%	0-15%

The principal risks of investing in the fund include:

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

11

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
 (3Q 2009) 11.86%

Lowest Performance Quarter
(4Q 2008) -14.20%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.11%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	21.76%	3.57%	4.92%	09/30/2004
Return After Taxes on Distributions	21.09%	2.56%	3.87%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	14.26%	2.62%	3.76%	09/30/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.60%	09/30/2004
Barclays Capital U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.92%	09/30/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.22%	5.17%	09/30/2004

1
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

12

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

13

Fund Summary – One Choice Portfolio: Aggressive

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.95%
Total Annual Fund Operating Expenses	0.95%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$97	$303	$526	$1,166

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

One Choice Portfolio: Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

14

Equity Securities (Stocks)	79.00%	Fixed-Income Securities (Bonds)	20.00%
Emerging Markets Fund	6.50%	Diversified Bond Fund	11.00%
Equity Growth Fund	14.50%	High-Yield Fund	5.00%
Growth Fund	14.50%	Inflation-Adjusted Bond Fund	4.00%
International Growth Fund	12.50%
Large Company Value Fund	8.50%	Cash Equivalents (Money Markets)	1.00%
Mid Cap Value Fund	4.75%	Prime Money Market Fund	1.00%
Real Estate Fund	2.00%
Small Company Fund	2.25%
Vista Fund	13.50%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income Securities (Bonds)	Cash Equivalents (Money Markets)
Operating Ranges	60-90%	10-30%	0-15%

The principal risks of investing in the fund include:

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

15

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009) 13.90%

Lowest Performance Quarter
(4Q 2008) -18.80%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 6.62%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	26.68%	3.40%	4.96%	09/30/2004
Return After Taxes on Distributions	26.21%	2.49%	4.02%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	17.49%	2.54%	3.88%	09/30/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.60%	09/30/2004
Barclays Capital U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.92%	09/30/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.22%	5.17%	09/30/2004

1
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams. The investment process is unchanged.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

16

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

17

Fund Summary – One Choice Portfolio: Very Aggressive

Investment Objective

The fund seeks the highest total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
Investor Class
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management Fee	None
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Acquired Fund Fees and Expenses	1.02%
Total Annual Fund Operating Expenses	1.03%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$105	$328	$569	$1,259

Portfolio Turnover

Because the fund buys and sells shares of the underlying funds directly from the issuers, the fund is not expected to incur transaction costs directly.  However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

One Choice Portfolio: Very Aggressive is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The fund’s asset allocation is intended to diversify investments among stocks, bonds and cash equivalents.

The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

18

Equity Securities (Stocks)	96.00%	Fixed-Income Securities (Bonds)	3.00%
Emerging Markets Fund	7.50%	Diversified Bond Fund	3.00%
Equity Growth Fund	17.75%
Growth Fund	17.75%	Cash Equivalents (Money Markets)	1.00%
International Growth Fund	15.50%	Prime Money Market Fund	1.00%
Large Company Value Fund	10.50%
Mid Cap Value Fund	6.00%
Real Estate Fund	2.00%
Small Company Fund	2.50%
Vista Fund	16.50%

The managers regularly review the fund and may make changes to the fund’s asset class allocations that deviate from the neutral mix to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. The fund also may deviate from the neutral mix due to differences in asset class performance or prevailing market conditions. The following table shows the operating ranges within which the fund’s asset class allocations generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income Securities (Bonds)	Cash Equivalents (Money Markets)
Operating Ranges	75-100%	0-10%	0-15%

The principal risks of investing in the fund include:

•
Allocation Risk – The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes and underlying funds may differ from actual market conditions.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•
Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Foreign Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

19

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter
(3Q 2009) 15.67%

Lowest Performance Quarter
(4Q 2008) -22.24%

As of September 30, 2010, the most recent
calendar quarter end, the fund’s Investor
Class year-to-date return was 5.82%.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	28.59%	2.63%	4.51%	09/30/2004
Return After Taxes on Distributions	28.38%	1.89%	3.76%	09/30/2004
Return After Taxes on Distributions and Sale of Fund Shares	18.77%	2.02%	3.64%	09/30/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	28.34%	0.76%	2.60%	09/30/2004
Barclays Capital U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.92%	09/30/2004
Citigroup US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	5.06%	5.22%	5.17%	09/30/2004

1
In January 2010, the fund's fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital U.S. Aggregate Bond Index.  This reflects a change in the portfolio management analytics software used by American Century's fixed-income teams.  The investment process is unchanged.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

20

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Objectives, Strategies and Risks

What are the funds’ investment objectives?

Each of the funds seeks the highest total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.

What are the funds’ principal investment strategies?

Each fund invests in a combination of underlying American Century Investments funds. Each fund’s asset allocation is intended to diversify investments among stocks, bonds and cash equivalents. Generally, more conservative portfolios emphasize investments in bonds and cash equivalents while more aggressive portfolios emphasize investments in stocks.

The following table shows which underlying funds are currently being used within the various asset classes and the neutral weightings for each individual underlying fund. This information is as of the date of this prospectus.

Asset Class Underlying Fund(1)	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity Securities (Stocks)
Emerging Markets Fund	0.00%	0.00%	4.00%	6.50%	7.50%
Equity Growth Fund	5.00%	9.00%	16.00%	14.50%	17.75%
Growth Fund	2.50%	4.75%	8.00%	14.50%	17.75%
International Growth Fund	0.00%	6.00%	10.00%	12.50%	15.50%
Large Company Value Fund	8.00%	11.00%	9.50%	8.50%	10.50%
Mid Cap Value Fund	5.00%	6.75%	5.50%	4.75%	6.00%
Real Estate Fund	2.00%	2.00%	2.00%	2.00%	2.00%
Small Company Fund	1.00%	1.50%	2.00%	2.25%	2.50%
Vista Fund	1.50%	4.00%	7.00%	13.50%	16.50%
TOTAL	25.00%	45.00%	64.00%	79.00%	96.00%
Fixed-Income Securities (Bonds)
Diversified Bond Fund	32.00%	30.00%	19.00%	11.00%	3.00%
High-Yield Fund	0.00%	0.00%	3.00%	5.00%	0.00%
Inflation-Adjusted Bond Fund	10.00%	9.00%	6.00%	4.00%	0.00%
International Bond Fund	10.00%	8.00%	3.00%	0.00%	0.00%
TOTAL	52.00%	47.00%	31.00%	20.00%	3.00%
Cash Equivalents (Money Markets)
Prime Money Market Fund	23.00%	8.00%	5.00%	1.00%	1.00%
TOTAL	23.00%	8.00%	5.00%	1.00%	1.00%

1	The funds invest in Investor Class shares of each underlying fund.

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The managers regularly review each fund and may modify the underlying funds’ neutral weightings or substitute other underlying funds to emphasize investments that they believe will provide the most favorable outlook for achieving a fund’s objective.

A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.

What are the underlying funds’ investment techniques?

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as in foreign stocks from developed and emerging markets.

The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time.  In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of companies that the funds’ portfolio managers believe to be temporarily undervalued. For underlying funds that are quantitatively managed, the managers utilize quantitative, computer-driven models to construct and manage portfolios that they believe provide the optimal balance between risk and expected return.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield) and geographic exposure (domestic and international).

Although the funds generally will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the managers’ opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

A brief description of each of the underlying funds follows. Additional details are available in the statement of additional information and the underlying funds’ prospectuses.

Stock Funds

Emerging Markets seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

Equity Growth seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

Growth seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

International Growth seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

Large Company Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

Mid Cap Value seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.

Real Estate seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.

Small Company seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

Vista seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

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Bond Funds

Diversified Bond seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

International Bond seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the United States.

Money Market Funds

Prime Money Market seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

What are the principal risks of investing in the funds?

Each fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

Each fund’s performance and risks also reflect the performance and risks of the underlying American Century Investments funds in which it invests. Some of these risks relate to investments in stocks. Others relate primarily to fixed-income or foreign investments. The degree to which the risks described below apply to a particular fund varies according to its asset allocation.

The names of the funds are intended to reflect the relative short-term price volatility risk among the funds and are not an indication of the advisor’s assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century Investments family of funds.

Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring an underlying fund’s style, that fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessments of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock markets.

Similarly, if the market does not consider the individual stocks purchased by a value fund to be undervalued, the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Underlying funds that invest in mid-sized and smaller companies may be more volatile, and subject to greater short-term risk, than funds that invest in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

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The value of an underlying fund’s fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal.

The value of an underlying fund’s fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the underlying funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds, are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

Some of the underlying funds invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Investing in securities of companies located in emerging market countries is also riskier than investing in securities of companies located in foreign developed countries.

The value of an underlying fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and cash, and who are willing to accept the risks associated with the funds’ asset allocation strategies.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

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Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds). The directors also serve in that capacity for many of the underlying funds.

The Investment Advisor

The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of the underlying American Century Investments funds in which they invest. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. Additionally, the advisor is responsible for the selection and management of the underlying funds’ portfolio investments. Although the advisor does not receive a separate fee for managing the funds, the advisor does receive a management fee for managing the underlying funds. See the underlying funds’ prospectuses for specific fees.

A discussion regarding the basis for the Board of Directors’ approval of the funds’ investment advisory agreement with the advisor is available in the funds’ report to shareholders dated July 31, 2010.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ allocations.

Enrique Chang

Mr. Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the funds since 2009. He joined American Century Investments in 2006. Prior to joining the company, he served as President and Chief Investment Officer of Munder Capital Management from 2002 to 2006. Mr. Chang has a bachelor’s degree in mathematics from Fairleigh Dickinson University, and a master’s degree in finance/quantitative analysis and a master’s degree in statistics and operations research from New York University.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009, when he joined American Century Investments. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management and from 2002 to 2005 he was an independent financial consultant. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

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Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School, University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Irina Torelli

Ms. Torelli, Portfolio Manager, has been a member of the team that manages the funds since 2004.  She joined American Century Investments in 1997 as a quantitative analyst and became a portfolio manager in 2005. She has a bachelor’s degree from the University of Rome and a master’s degree in operations research from Stanford University. She is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000).  By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information.  (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE

americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.
Exchange shares: Exchange shares from another American Century Investments account.
Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.
Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.
* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.
Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account.
Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.
Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary

If you do business with us through a financial intermediary or an employer-sponsored retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Although fund share transactions may be made directly with American Century Investments at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the funds.

The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum.

Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account	$2,000(1)(2)
Employer-sponsored retirement plans(3)	No minimum

1	American Century Investments will waive the minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the minimum.

2	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

3	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

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However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed.  Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record.  Prior to doing so, we will notify you and give you 60 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that you may incur tax liability as a result of the redemption.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Additionally, because the funds invest in other American Century Investments mutual funds, short-term trading and other abusive trading activity in the funds may disrupt the underlying funds’ portfolio management strategies and harm their performance. If the cumulative amount of short-term trading activity is significant relative to an underlying fund’s net assets, the underlying fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, each fund, as a shareholder of the underlying funds, would indirectly bear its pro rata share of the additional expenses incurred by the underlying funds. Accordingly, the funds’ performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

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Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available for securities held by the underlying funds. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

33

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.  A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

Each fund’s NAV is calculated based upon the NAVs of the underlying funds in which the fund invests.  The prospectuses for the underlying funds explain the methods used to value underlying fund shares, including the circumstances under which those funds may use fair value pricing and the effects of doing so.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Distributions of substantially all of their income are paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate and annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from realized capital gains, if any, for all the funds are generally paid once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, to your home address or to another person or address by check.

34

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

Unless applicable tax provisions are extended, the maximum tax rates shown in the table above for long-term capital gains and qualified dividend income will be higher beginning in 2011.  As of the date of this prospectus, it is still uncertain if Congress will extend these provisions.

If a fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital.  A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

35

Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

36

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the funds’ annual report, which is available upon request.

37

One Choice Portfolio: Very Conservative

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.88	$10.36		$10.55		$10.23		$10.27
Income From Investment Operations
Net Investment Income (Loss)(1)	0.23	0.30		0.43		0.40		0.37
Net Realized and Unrealized Gain (Loss)	0.53	(0.40)		(0.12)		0.33		(0.04)
Total From Investment Operations	0.76	(0.10)		0.31		0.73		0.33
Distributions
From Net Investment Income	(0.23)	(0.32)		(0.46)		(0.39)		(0.36)
From Net Realized Gains	—	(0.06)		(0.04)		(0.02)		(0.01)
Total Distributions	(0.23)	(0.38)		(0.50)		(0.41)		(0.37)
Net Asset Value, End of Period	$10.41	$9.88		$10.36		$10.55		$10.23

Total Return(2)	7.73%	(0.87)%		2.91%		7.23%		3.27%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.25%	3.13%		4.06%		3.83%		3.67%
Portfolio Turnover Rate	15%	42%		17%		17%		34%
Net Assets, End of Period (in thousands)	$158,523	$114,699		$84,601		$40,983		$19,852

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio was less than 0.005%.

38

One Choice Portfolio: Conservative

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.69	$10.89	$11.38	$10.66	$10.54
Income From Investment Operations
Net Investment Income (Loss)(1)	0.23	0.29	0.44	0.35	0.34
Net Realized and Unrealized Gain (Loss)	0.73	(0.98)	(0.40)	0.75	0.12
Total From Investment Operations	0.96	(0.69)	0.04	1.10	0.46
Distributions
From Net Investment Income	(0.23)	(0.31)	(0.45)	(0.35)	(0.33)
From Net Realized Gains	—	(0.20)	(0.08)	(0.03)	(0.01)
Total Distributions	(0.23)	(0.51)	(0.53)	(0.38)	(0.34)
Net Asset Value, End of Period	$10.42	$9.69	$10.89	$11.38	$10.66

Total Return(2)	9.99%	(6.05)%	0.18%	10.41%	4.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.29%	3.13%	3.85%	3.14%	3.23%
Portfolio Turnover Rate	7%	40%	18%	7%	8%
Net Assets, End of Period (in thousands)	$326,548	$252,404	$283,076	$227,830	$110,384

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Ratio was less than 0.005%.

39

One Choice Portfolio: Moderate

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.65	$11.73		$12.58		$11.34		$10.97
Income From Investment Operations
Net Investment Income (Loss)(1)	0.20	0.24		0.43		0.35		0.34
Net Realized and Unrealized Gain (Loss)	0.94	(1.70)		(0.70)		1.29		0.38
Total From Investment Operations	1.14	(1.46)		(0.27)		1.64		0.72
Distributions
From Net Investment Income	(0.19)	(0.26)		(0.44)		(0.35)		(0.34)
From Net Realized Gains	—	(0.36)		(0.14)		(0.05)		(0.01)
Total Distributions	(0.19)	(0.62)		(0.58)		(0.40)		(0.35)
Net Asset Value, End of Period	$10.60	$9.65		$11.73		$12.58		$11.34

Total Return(2)	11.90%	(11.94)%		(2.37)%		14.56%		6.68%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.89%	2.63%		3.44%		2.85%		3.02%
Portfolio Turnover Rate	9%	32%		18%		7%		7%
Net Assets, End of Period (in thousands)	$634,333	$542,182		$651,833		$586,377		$253,610

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio was less than 0.005%.

40

One Choice Portfolio: Aggressive

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.62	$12.62		$13.69		$11.83		$11.26
Income From Investment Operations
Net Investment Income (Loss)(1)	0.17	0.20		0.41		0.32		0.31
Net Realized and Unrealized Gain (Loss)	1.11	(2.49)		(0.90)		1.87		0.56
Total From Investment Operations	1.28	(2.29)		(0.49)		2.19		0.87
Distributions
From Net Investment Income	(0.15)	(0.24)		(0.40)		(0.28)		(0.29)
From Net Realized Gains	—	(0.47)		(0.18)		(0.05)		(0.01)
Total Distributions	(0.15)	(0.71)		(0.58)		(0.33)		(0.30)
Net Asset Value, End of Period	$10.75	$9.62		$12.62		$13.69		$11.83

Total Return(2)	13.33%	(17.28)%		(3.97)%		18.78%		7.84%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.58%	2.12%		3.07%		2.46%		2.68%
Portfolio Turnover Rate	8%	27%		17%		7%		6%
Net Assets, End of Period (in thousands)	$421,049	$351,089		$426,087		$397,022		$191,350

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio was less than 0.005%.

41

One Choice Portfolio: Very Aggressive

Investor Class

For a Share Outstanding Throughout the Years Ended July 31
	2010	2009		2008		2007		2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.36	$13.11		$14.58		$12.23		$11.48
Income From Investment Operations
Net Investment Income (Loss)(1)	0.10	0.13		0.36		0.25		0.25
Net Realized and Unrealized Gain (Loss)	1.15	(3.17)		(1.27)		2.40		0.78
Total From Investment Operations	1.25	(3.04)		(0.91)		2.65		1.03
Distributions
From Net Investment Income	(0.09)	(0.14)		(0.37)		(0.24)		(0.27)
From Net Realized Gains	—	(0.57)		(0.19)		(0.06)		(0.01)
Total Distributions	(0.09)	(0.71)		(0.56)		(0.30)		(0.28)
Net Asset Value, End of Period	$10.52	$9.36		$13.11		$14.58		$12.23

Total Return(2)	13.39%	(22.35)%		(6.63)%		21.87%		9.00%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.93%	1.48%		2.53%		1.85%		2.08%
Portfolio Turnover Rate	9%	23%		15%		8%		9%
Net Assets, End of Period (in thousands)	$163,785	$146,096		$181,459		$168,844		$77,262

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

3	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

4	Ratio was less than 0.005%.

42

Notes

43

Notes

44

Notes

45

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual report to shareholders, dated July 31, 2010.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.

On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov

By mail	SEC Public Reference Section, Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of the funds in any state, territory, or other jurisdiction where the funds’ shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
One Choice Portfolio: Very Conservative
Investor Class	154	OneChVCn
One Choice Portfolio: Conservative
Investor Class	153	OneChCon
One Choice Portfolio: Moderate
Investor Class	152	OneChMod
One Choice Portfolio: Aggressive
Investor Class	151	OneChAgg
One Choice Portfolio: Very Aggressive
Investor Class	150	OneChVAg

Investment Company Act File No. 811-21591

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-69495   1012

December 1, 2010 American Century Investments Statement of Additional Information American Century Asset Allocation Portfolios, Inc.

LIVESTRONG® Income Portfolio
Investor Class (ARTOX)
Institutional Class (ATTIX)
A Class (ARTAX)
C Class (ATTCX)
R Class (ARSRX)

LIVESTRONG® 2015 Portfolio
Investor Class (ARFIX)
Institutional Class (ARNIX)
A Class (ARFAX)
C Class (AFNCX)
R Class (ARFRX)

LIVESTRONG® 2020 Portfolio
Investor Class (ARBVX)
Institutional Class (ARBSX)
A Class (ARBMX)
C Class (ARNCX)
R Class (ARBRX)

LIVESTRONG® 2025 Portfolio
Investor Class (ARWIX)
Institutional Class (ARWFX)
A Class (ARWAX)
C Class (ARWCX)
R Class (ARWRX)

LIVESTRONG® 2030 Portfolio
Investor Class (ARCVX)
Institutional Class (ARCSX)
A Class (ARCMX)
C Class (ARWOX)
R Class (ARCRX)

LIVESTRONG® 2035 Portfolio
Investor Class (ARYIX)
Institutional Class (ARLIX)
A Class (ARYAX)
C Class (ARLCX)
R Class (ARYRX)

LIVESTRONG® 2040 Portfolio
Investor Class (ARDVX)
Institutional Class (ARDSX)
A Class (ARDMX)
C Class (ARNOX)
R Class (ARDRX)

LIVESTRONG® 2045 Portfolio
Investor Class (AROIX)
Institutional Class (AOOIX)
A Class (AROAX)
C Class (AROCX)
R Class (ARORX)

LIVESTRONG® 2050 Portfolio
Investor Class (ARFVX)
Institutional Class (ARFSX)
A Class (ARFMX)
C Class (ARFDX)
R Class (ARFWX)

One Choice Portfolio®: Very Conservative
Investor Class (AONIX)

One Choice Portfolio®: Conservative
Investor Class (AOCIX)

One Choice Portfolio®: Moderate
Investor Class (AOMIX)

One Choice Portfolio®: Aggressive
Investor Class (AOGIX)

One Choice Portfolio®: Very Aggressive
Investor Class (AOVIX)

This statement of additional information adds to the discussion in the funds’ prospectuses dated
December 1, 2010, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ Web site at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual reports, which are delivered to all investors.

You may obtain a free copy of the funds’ annual reports by calling 1-800-345-2021.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.
LIVESTRONG is a trademark of the Lance Armstrong Foundation.

The Funds’ History	2

Fund Investment Guidelines	4

Fund Investments and Risks	7
Investment Strategies and Risks	7
Investment Policies	21
Portfolio Turnover	23

Management	24
The Board of Directors	24
Officers	29
Code of Ethics	29
Proxy Voting Guidelines	29
Disclosure of Portfolio Holdings	30

The Funds’ Principal Shareholders	30

Service Providers	30
Investment Advisor	31
Portfolio Managers	32
Transfer Agent and Administrator	36
Sub-Administrator	36
Distributor	36
Custodians	36
Independent Registered Public Accounting Firm	36

Brokerage Allocation	37

Information About Fund Shares	37
Multiple Class Structure	37
Valuation of a Fund’s Securities	40
Special Requirements for Large Redemptions	40

Taxes	40
Federal Income Taxes	40
State and Local Taxes	42

Financial Statements	42

Appendix A – Directors and Officers	A-1
Appendix B – Principal Shareholders	B-1
Appendix C – Sales Charges and Payments to Dealers	C-1
Appendix D – Buying and Selling Fund Shares	D-1

1

The Funds’ History

American Century Asset Allocation Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 2004. Throughout this statement of additional information, we refer to American Century Asset Allocation Portfolios, Inc. as the corporation.

Each of the funds described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers. Prior to May 15, 2006, the LIVESTRONG Portfolios were known as the My Retirement Portfolios.

Fund/Class	Ticker Symbol	Inception Date
LIVESTRONG Income Portfolio
Investor Class	ARTOX	08/31/2004
Institutional Class	ATTIX	08/31/2004
A Class	ARTAX	08/31/2004
C Class	ATTCX	03/01/2010
R Class	ARSRX	08/31/2004
LIVESTRONG 2015 Portfolio
Investor Class	ARFIX	08/31/2004
Institutional Class	ARNIX	08/31/2004
A Class	ARFAX	08/31/2004
C Class	AFNCX	03/01/2010
R Class	ARFRX	08/31/2004
LIVESTRONG 2020 Portfolio
Investor Class	ARBVX	05/30/2008
Institutional Class	ARBSX	05/30/2008
A Class	ARBMX	05/30/2008
C Class	ARNCX	03/01/2010
R Class	ARBRX	05/30/2008
LIVESTRONG 2025 Portfolio
Investor Class	ARWIX	08/31/2004
Institutional Class	ARWFX	08/31/2004
A Class	ARWAX	08/31/2004
C Class	ARWCX	03/01/2010
R Class	ARWRX	08/31/2004
LIVESTRONG 2030 Portfolio
Investor Class	ARCVX	05/30/2008
Institutional Class	ARCSX	05/30/2008
A Class	ARCMX	05/30/2008
C Class	ARWOX	03/01/2010
R Class	ARCRX	05/30/2008

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Fund/Class	Ticker Symbol	Inception Date
LIVESTRONG 2035 Portfolio
Investor Class	ARYIX	08/31/2004
Institutional Class	ARLIX	08/31/2004
A Class	ARYAX	08/31/2004
C Class	ARLCX	03/01/2010
R Class	ARYRX	08/31/2004
LIVESTRONG 2040 Portfolio
Investor Class	ARDVX	05/30/2008
Institutional Class	ARDSX	05/30/2008
A Class	ARDMX	05/30/2008
C Class	ARNOX	03/01/2010
R Class	ARDRX	05/30/2008
LIVESTRONG 2045 Portfolio
Investor Class	AROIX	08/31/2004
Institutional Class	AOOIX	08/31/2004
A Class	AROAX	08/31/2004
C Class	AROCX	03/01/2010
R Class	ARORX	08/31/2004
LIVESTRONG 2050 Portfolio
Investor Class	ARFVX	05/30/2008
Institutional Class	ARFSX	05/30/2008
A Class	ARFMX	05/30/2008
C Class	ARFDX	03/01/2010
R Class	ARFWX	05/30/2008
One Choice Portfolio: Very Conservative
Investor Class	AONIX	09/30/2004
One Choice Portfolio: Conservative
Investor Class	AOCIX	09/30/2004
One Choice Portfolio: Moderate
Investor Class	AOMIX	09/30/2004
One Choice Portfolio: Aggressive
Investor Class	AOGIX	09/30/2004
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	09/30/2004

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Fund Investment Guidelines

The funds’ advisor, American Century Investment Management, Inc., intends to operate the funds as “funds of funds,” meaning that substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds), as described in the funds’ prospectuses. More details about each of the underlying funds are available in its prospectus and statement of additional information, which are available on our Web site. This section explains the extent to which the underlying funds’ advisor can use various investment vehicles and strategies in managing the underlying funds’ assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 7. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies). Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the portfolio managers have broad powers to decide how to invest fund assets.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds’ prospectuses and below.

As described in the funds’ prospectuses, each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). Through the underlying funds, each fund’s assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund’s portfolio may be indirectly invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection. Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 10 under the heading Foreign Securities, are an example of the type of derivative security in which the underlying funds might invest. Derivative securities are discussed in greater detail on page 7 under the heading Derivative Securities.

The underlying funds’ portfolio managers use several investment disciplines in managing the equity portion of each fund’s portfolio, including growth, value and quantitative management disciplines. The growth discipline generally seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor’s investment criteria. This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The value investment discipline seeks capital growth by investing in equity securities of companies that the managers believe to be temporarily undervalued.

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The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management’s belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, the more conservative funds (including portfolios with earlier target years) will generally have a higher proportion of their equity investments in value stocks than the more aggressive funds (including funds with more distant target years). Likewise, the more aggressive funds will generally have a greater proportion of growth stocks than the more conservative funds.

In addition, the equity portion of each fund’s portfolio will be further diversified among underlying funds that invest in small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest directly in multiple funds.

Quantitative management disciplines also may be represented in a portion of each fund’s portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market. American Century Investments’ quantitative management disciplines utilize a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks from most attractive to least attractive using a computer model that combines measures of a stock’s value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The funds generally will remain exposed to each of the investment disciplines and categories described above. However, each target-dated LIVESTRONG Portfolio’s allocation will be adjusted annually in a step-like fashion; decreasing exposure to stocks and increasing exposure to bonds and cash, as the target year approaches. For the One Choice Portfolios, a particular investment discipline or investment category may be emphasized when, in the managers’ opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

The fixed-income portion of a fund’s portfolio indirectly may include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. Some of the underlying funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page 16 under the heading Mortgage-Related and Other Asset-Backed Securities. As with the equity portion of a fund’s portfolio, the fixed-income portion of a fund’s portfolio will be diversified among the various fixed-income investment categories described above.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund’s fixed-income portfolio may include investment-grade and high-yield securities. Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody’s Investors Service, Inc. (Moody’s) or BBB by Standard & Poor’s Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to Moody’s, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P’s belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

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High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality. Each LIVESTRONG Portfolio may invest a minority portion of its assets in the High-Yield Fund or other underlying funds that invest primarily in below investment-grade (high-yield) securities. One Choice Portfolio: Moderate may invest up to 5% of its assets, and One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive may invest up to 10% of their assets in the High-Yield Fund or other similar underlying funds. One Choice Portfolio: Very Conservative and One Choice Portfolio: Conservative may not invest in such funds.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund’s portfolio may be indirectly invested. Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by an underlying fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

The cash-equivalent portion of a fund’s portfolio may be indirectly invested in high-quality money market instruments (denominated in U.S. dollars), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

The funds also may invest in underlying funds that invest primarily in foreign securities. Each LIVESTRONG Portfolio’s investments in foreign stock and bond funds is determined according to its target allocation, as set forth in the prospectus.

The following table shows the operating ranges for the One Choice Portfolios’ investments in such underlying funds.

Fund	Foreign Equity Funds	Foreign Debt Funds
One Choice Portfolio: Very Conservative	0%	5-20%
One Choice Portfolio: Conservative	3-15%	2-15%
One Choice Portfolio: Moderate	5-25%	0-10%
One Choice Portfolio: Aggressive	10-30%	0-10%
One Choice Portfolio: Very Aggressive	10-30%	0-5%

One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive may invest a minority portion of their foreign fund holdings in the Emerging Markets Fund or other underlying funds that invest primarily in equity securities of issuers in emerging market countries. One Choice Portfolio: Very Conservative and One Choice Portfolio: Conservative may not invest in such funds.

The funds are “strategic” rather than “tactical” allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds’ investment objectives and thus select a blend of underlying funds in the various asset classes.

Each of the target-dated LIVESTRONG Portfolio’s target asset mix is adjusted annually until the fund reaches its target year, at which point the target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.  The managers also will review each fund’s allocations quarterly to determine whether rebalancing is appropriate.  For the One Choice Portfolios, the managers regularly review each fund’s investments and allocations and may make changes in the underlying fund holdings within each asset class or to a fund’s asset mix (within the defined operating ranges) to emphasize investments that they believe will provide the most favorable outlook for achieving the fund’s objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund’s performance, the managers will generally attempt to reallocate assets gradually.

The funds attempt to diversify across asset classes and investment categories to a greater extent than funds that invest primarily in equity securities or primarily in fixed-income securities. However, the funds are managed to a specific target year (LIVESTRONG Portfolios) or a general risk profile (One Choice Portfolios) and may not provide an appropriately balanced investment plan for all investors.

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Fund Investments and Risks

Investment Strategies and Risks

The underlying funds’ portfolio managers also may use the investment vehicles and techniques described in this section in managing the underlying funds’ assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to the LIVESTRONG Portfolios’ and the One Choice Portfolios’ overall risk profiles. In the Investment Strategies and Risks section, references to funds mean the underlying funds, unless otherwise noted.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Derivative Securities

To the extent permitted by their investment objectives and policies, the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

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There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates. They also are used for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative security will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•
the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment; and
•	the risk that the counterparty will fail to perform its obligations.

The funds’ Board of Directors has reviewed the advisor’s policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

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(1)
Settlement Hedges or Transaction Hedges – When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges – When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
Shifting Currency Exposure – A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency and may result in the fund being obligated to deliver an amount in excess of the value of its securities or other assets denominated in that currency (a “net short” position). This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

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Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund’s custodian will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Foreign Securities

Some of the funds may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet their standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their investment objective and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

Currency Risk – The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Social, Political and Economic Risk – The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk – Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

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Market and Trading Risk – Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk – Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk – Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered on the issuer’s share register at the time of the transaction, or that a fund’s ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

Futures and Options

A fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to

•	protect against a decline in market value of the fund’s securities (taking a short futures position),
•	protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or
•	provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, consistent with the funds’ investment objectives, that are based on securities indices. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

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Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Some of the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Some funds may enter into futures contracts, options or options on futures contracts as permitted under the Commodity Futures Trading Commission rules. The funds have claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under that Act. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Inflation-Indexed Securities

The funds may purchase inflation-indexed securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund's net asset value could be negatively affected.

Initial Public Offerings

The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company.  The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets.  In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors.  These factors may cause IPO shares to be volatile in price.  While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs.  Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.

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Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.

Investing in Emerging Market Countries

Some of the funds may invest in securities of issuers in emerging market (developing) countries. The funds consider “emerging market countries” to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In

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particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Investment in Issuers with Limited Operating Histories

Some funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to registered investment companies, or other entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

Another concern is liquidity. Because there is no established secondary market for loan participations, the funds’ ability to sell them for cash is limited.  Some participation agreements place limitations on the investor’s right to resell the loan participation, even when a buyer can be found.

Loans of Portfolio Securities

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.

Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities.  Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern:

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•	the type and amount of collateral that must be received by the fund;
•	the circumstances under which additions to that collateral must be made by borrowers;
•	the return to be received by the fund on the loaned securities;
•	the limitations on the percentage of fund assets on loan; and
•	the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Mortgage-Related and Other Asset-Backed Securities

The funds may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition to placing the companies in conservatorship, the U.S. Treasury entered into senior preferred stock purchase agreements with Fannie Mae and Freddie Mac. Under the terms of the agreements (as amended), the Treasury has committed funding to each entity up to $200 billion plus the cumulative amount of Fannie Mae or Freddie Mac’s net worth deficit as of the end of any calendar quarter in 2010, 2011 and 2012, less any positive net worth as of December 31, 2012.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

•	are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;
•	are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; and
•
are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

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Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof. The managers expect the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds’ weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Directors.

Other Investment Companies

Each of the LIVESTRONG Portfolios and the One Choice Portfolios may invest up to 100% of its total assets in other American Century Investments mutual funds in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940.

Each of the underlying funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, each underlying fund’s investment in such securities, subject to certain exceptions, currently is limited to

(a)	3% of the total voting stock of any one investment company,
(b)	5% of the fund’s total assets with respect to any one investment company; and
(c)	10% of the fund’s total assets in the aggregate.

A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

ETFs, such as Standard & Poor's Depositary Receipts (SPDRs) and the Barclays Aggregate Bond ETF, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.

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Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.

Repurchase agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund’s custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price.

There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

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Short-Term Securities

The funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
•	Commercial Paper
•	Certificates of Deposit and Euro Dollar Certificates of Deposit
•	Bankers’ Acceptances
•	Short-term notes, bonds, debentures or other debt instruments
•	Repurchase agreements
•	Money market funds

Swap Agreements

A fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements. The swaps market is an evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Variable-, Floating-, and Auction-Rate Securities

Interest rates on securities may be fixed for the term of the investment (fixed-rate securities) or tied to prevailing interest rates. Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for specified periodic interest rate adjustments; auction-rate instruments have interest rates that are redetermined pursuant to an auction on specified dates.

Floating-rate securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation’s yield to maturity.

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Variable - and floating - rate securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.

Auction rate securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

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For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s investment objective set forth in its prospectus and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

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Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, except that the funds will invest substantially all of their assets in investment companies that are members of the American Century Investments family of funds).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)	there is no limitation with respect to investments in the mutual fund industry,
(b)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(c)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,
(d)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and
(e)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

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Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures & Options
A fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.

Issuers with Limited Operating Histories
A fund may invest up to 5% of its assets in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation. For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purpose of issuing debt or raising capital as a means of financing their ongoing operations.

For purposes of the funds’ investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Portfolio Turnover

The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus.  The portfolio turnover rate for each fund’s last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus. Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions and/or changes in the managers’ investment outlook.

The funds will, under most circumstances, be essentially fully invested in other American Century Investments mutual funds within the allocation framework set forth in the prospectuses. The portfolio managers may sell shares of the underlying funds without regard to the length of time they have been held. A high level of turnover is not anticipated beyond that necessary to accommodate purchases and sales of each fund’s shares and to implement periodic asset rebalancings and reallocations. Details about the underlying funds’ portfolio turnover rates appear in those funds’ prospectuses and statements of additional information.

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Management

The Board of Directors

The individuals listed in Appendix A serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

Responsibilities of the Board

The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreements. Directors also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;
•	monitor the quality of the advisory and shareholder services provided by the advisor and other service providers to the funds;
•	review annually the fees paid to the advisor for their services;
•	monitor potential conflicts of interest between the funds and the advisor;
•	monitor custody of assets and the valuation of securities; and
•	oversee the funds' compliance program.

In performing their duties, board members receive detailed information about the funds, the advisor and other service providers to the funds regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management.

The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more directors who may exercise the powers and authority of the board as determined by the directors. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.

To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the attention of the corporate secretary (the “Corporate Secretary”) at American Century funds, P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. The Corporate Secretary will forward all such communications to each member of the Compliance and Shareholder Communications Committee, or if applicable, the individual director(s) and/or committee chair named in the correspondence. However, if a shareholder communication is addressed exclusively to the funds’ independent directors, the Corporate Secretary will forward the communication to the Compliance and Shareholder Communications Committee chair, who will determine the appropriate action.

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Board Leadership Structure and Standing Board Committees

Donald H. Pratt currently serves as the independent chairman of the board and has served in such capacity since 2005. Of the board’s seven members, Jonathan S. Thomas is the only member who is an “interested person” as that term is defined in the Investment Company Act. The remaining members are independent directors. The independent directors meet separately, as needed and at least in conjunction with each quarterly meeting of the board, to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent director may serve as an officer or employee of a fund. The board has also established several committees, as described below. Each committee is comprised solely of independent directors, except the Executive Committee. The board believes that the current leadership structure, with independent directors filling all but one position on the board, with an independent director serving as chairman of the board, and with the board committees comprised only of independent directors (with the exception of the Executive Committee), is appropriate and allows for independent oversight of the funds.

The board has an Audit Committee that approves the funds’ (or corporation’s) engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent directors. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ valuation policy and receiving reports regarding instances of fair valuation thereunder) and receives regular reports from the advisor’s internal audit department. The committee currently consists of Thomas A. Brown, Andrea C. Hall and James A. Olson. It met four times during the fiscal year ended July 31, 2010.

The board has a Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as directors, and may recommend the creation of new committees. The names of potential director candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. Shareholders may submit director nominations at any time to the Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210. When submitting nominations, shareholders should include the name, age and address of the candidate, as well as a detailed resume of the candidate’s qualifications and a signed statement from the candidate of his/her willingness to serve on the board. Shareholders submitting nominations should also include information concerning the number of fund shares and length of time held by the shareholder, and if applicable, similar information for the potential candidate. All nominations submitted by shareholders will be forwarded to the chair of the Governance Committee for consideration. The Corporate Secretary will maintain copies of such materials for future reference by the committee when filling board positions.

If this process yields more than one desirable candidate, the committee will rank them by order of preference depending on their qualifications and the funds’ needs. The candidate(s) may then be contacted to evaluate their interest and be interviewed by the full committee. Based upon its evaluation and any appropriate background checks, the committee will decide whether to recommend a candidate’s nomination to the board.

The Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. The committee currently consists of Donald H. Pratt, Andrea C. Hall and John R. Whitten. None of its members are “interested persons” as that term is defined in the Investment Company Act. It met three times during the fiscal year ended July 31, 2010.

The board also has a Compliance and Shareholder Communications Committee, which reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, reviews shareholder communications, reviews quarterly reports regarding the quality of shareholder service provided by the advisor, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of Donald H. Pratt, M. Jeannine Strandjord and John R. Whitten. It met four times during the fiscal year ended July 31, 2010.

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The board has a Fund Performance Review Committee that meets quarterly to review the investment activities and strategies used to manage fund assets and monitor investment performance. The committee regularly receives reports from the advisor’s chief investment officer, portfolio managers and other investment personnel concerning the funds’ efforts to achieve their investment objectives. The committee also receives information regarding fund trading activities and monitors derivative usage. The committee does not review individual security selections.  It currently consists of all of the independent directors. The committee met four times during the fiscal year ended July 31, 2010.

Finally, the board has an Executive Committee that performs the functions of the board between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters requiring the action of the entire board under the Investment Company Act. The committee currently consists of Donald H. Pratt, Jonathan S. Thomas and M. Jeannine Strandjord. It did not meet during the fiscal year ended July 31, 2010.

Risk Oversight by the Board

As previously disclosed, the board oversees the management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described above, the board’s committees assist the board in overseeing various types of risks relating to the funds, including, but not limited to, investment risk, operational risk and enterprise risk. The board receives regular reports from each committee regarding the committee’s areas of responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies, including an annual review of the advisor’s risk management practices. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board.

Board Compensation

Each independent director receives compensation for service as a member of the board based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. None of the interested directors or officers of the funds receives compensation from the funds. Under the terms of each management agreement with the advisor, the funds are responsible for paying such fees and expenses. For the fiscal year ended July 31, 2010, the funds and the American Century family of funds paid the independent directors the amounts shown in the following table.

Name of Director	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
Thomas A. Brown	$7,209	$181,787
Andrea C. Hall, Ph.D.	$7,260	$183,287
James A. Olson	$7,109	$179,287
Donald H. Pratt	$8,363	$211,287
Gale E. Sayers(3)	$5,420	$138,431
M. Jeannine Strandjord	$7,264	$183,287
John R. Whitten	$6,955	$175,287

1
Includes compensation paid to the directors for the fiscal year ended July 31, 2010, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Brown, $25,957; Dr. Hall, $30,000; Mr. Olson, $129,787; Mr. Pratt, $23,068; Mr. Sayers, $138,431; and Mr. Whitten $117,787.

3	Mr. Sayers resigned from the board on June 7, 2010.

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None of the funds currently provides any pension or retirement benefits to the directors except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the corporation. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds. All deferred fees are credited to accounts established in the names of the directors. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the board. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2009, as shown in the table below.

Name of Directors
	Jonathan S. Thomas(1)	Thomas A. Brown(1)	Andrea C. Hall, Ph.D.(1)	James A. Olson
Dollar Range of Equity Securities in the Funds:
LIVESTRONG Income Portfolio	A	A	A	A
LIVESTRONG 2015 Portfolio	A	A	A	A
LIVESTRONG 2020 Portfolio	A	A	A	A
LIVESTRONG 2025 Portfolio	E	A	A	A
LIVESTRONG 2030 Portfolio	A	A	A	A
LIVESTRONG 2035 Portfolio	C	A	A	A
LIVESTRONG 2040 Portfolio	A	A	A	A
LIVESTRONG 2045 Portfolio	C	A	A	A
LIVESTRONG 2050 Portfolio	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	A
One Choice Portfolio: Conservative	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A
One Choice Portfolio: Aggressive	A	C	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

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Name of Directors
	Donald H. Pratt(1)	M. Jeannine Strandjord(1)	John R. Whitten(1)
Dollar Range of Equity Securities in the Funds:
LIVESTRONG Income Portfolio	A	A	A
LIVESTRONG 2015 Portfolio	A	A	E
LIVESTRONG 2020 Portfolio	A	A	A
LIVESTRONG 2025 Portfolio	A	A	A
LIVESTRONG 2030 Portfolio	A	A	A
LIVESTRONG 2035 Portfolio	A	A	A
LIVESTRONG 2040 Portfolio	A	A	A
LIVESTRONG 2045 Portfolio	A	A	A
LIVESTRONG 2050 Portfolio	A	A	A
One Choice Portfolio: Very Conservative	A	A	A
One Choice Portfolio: Conservative	A	A	A
One Choice Portfolio: Moderate	A	A	A
One Choice Portfolio: Aggressive	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Director’s Indirect Interest in Transactions with ACS

On December 23, 1999, ACS, an affiliate of the advisor, entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software and support services for transfer agency services provided by ACS. ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. For the twelve months ended December 31, 2009, DST received $18,230,115 in fees from ACS. DST’s revenue for the calendar year ended December 31, 2009, was approximately $2.2 billion.

Ms. Strandjord is a director of DST and a holder of 21,345 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an “indirect interest” in the agreement. However, the board was not required to nor did they approve or disapprove the agreement, since the provision of the services covered by the agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 121.1 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord’s role as a director of DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The board and counsel to the independent directors of the funds have concluded that the existence of this agreement does not impair Ms. Strandjord’s ability to serve as an independent director under the Investment Company Act.

Beneficial Ownership of Affiliates by Independent Directors

No independent director or his or her immediate family members beneficially owned shares of the advisor, the funds’ principal underwriter or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2009.

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Officers

Appendix A presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Code of Ethics

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the underlying funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds’ Board of Directors has approved the advisor’s proxy voting guidelines to govern the advisor’s proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

•	Election of Directors
•	Ratification of Selection of Auditors
•	Equity-Based Compensation Plans
•	Anti-Takeover Proposals
■ Cumulative Voting
■ Staggered Boards
■ “Blank Check” Preferred Stock
■ Elimination of Preemptive Rights
■ Non-targeted Share Repurchase
■ Increase in Authorized Common Stock
■ “Supermajority” Voting Provisions or Super Voting Share Classes
■ “Fair Price” Amendments
■ Limiting the Right to Call Special Shareholder Meetings
■ Poison Pills or Shareholder Rights Plans
■ Golden Parachutes
■ Reincorporation
■ Confidential Voting
■ Opting In or Out of State Takeover Laws
•	Shareholder Proposals Involving Social, Moral or Ethical Matters
•	Anti-Greenmail Proposals
•	Changes to Indemnification Provisions
•	Non-Stock Incentive Plans
•	Director Tenure
•	Directors’ Stock Options Plans
•	Director Share Ownership

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Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor’s proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.

Disclosure of Portfolio Holdings

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

The funds invest only in other American Century Investments mutual funds. These holdings, as described in the funds’ prospectuses, are available at any time with no lag period. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

The advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

The Funds’ Principal Shareholders

A list of the funds’ principal shareholders appears in Appendix B.

Service Providers

The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. A trust (the Stowers Trust) holds shares that represent approximately 40% of the combined voting power of ACC. Under the Investment Company Act, this is presumed to represent control even though it is less than a majority interest. Richard W. Brown serves as trustee of the Stowers Trust. Mr. Brown also serves as chairman of the Boards of Directors of ACC, Stowers Resource Management, Inc. (SRM) and the Stowers Institute for Medical Research (SIMR). SRM and SIMR are part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of

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disease (the Stowers Group of Companies). The organization's endowment also holds ACC stock. As trustee, Mr. Brown has the responsibility to manage the affairs of the Stowers Trust, which include managing the Stowers Trust property, distributing income to its beneficiaries, voting the shares of ACC stock held by the Stowers Trust, and complying with the Stowers Trust agreement’s dispositive provisions upon the occurrence of specific events. Pursuant to the terms of the Stowers Trust agreement, the ultimate beneficiary of the Stowers Trust, including the ACC stock held by the Stowers Trust, is SRM, SIMR or another tax-exempt member of the Stowers Group of Companies.

Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.

For shareholder services provided to the Investor Class, A Class, C Class and R Class of the LIVESTRONG Portfolios, the advisor receives an administrative fee paid at an annual rate of 0.20% of each class’s average net assets. On each calendar day, such classes accrue an administrative fee that is equal to the class’s administrative fee rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the LIVESTRONG Portfolios pay the administrative fee to the advisor for the previous month. The administrative fee is the sum of the daily fee calculations for each day of the previous month. The advisor does not receive an administrative fee for services provided to the One Choice Portfolios or the Institutional Class of the LIVESTRONG Portfolios. During the fiscal year ended July 31, 2010, the administrative fee paid to the advisor was:

	Investor Class	A Class(1)	C Class	R Class
LIVESTRONG Income Portfolio	$201,286	$113,402	$21	$18,736
LIVESTRONG 2015 Portfolio	$510,021	$160,394	$84	$54,896
LIVESTRONG 2020 Portfolio	$220,477	$93,492	$45	$20,200
LIVESTRONG 2025 Portfolio	$730,557	$189,807	$76	$65,936
LIVESTRONG 2030 Portfolio	$172,785	$83,112	$36	$20,472
LIVESTRONG 2035 Portfolio	$418,598	$135,510	$39	$45,997
LIVESTRONG 2040 Portfolio	$66,884	$46,519	$28	$11,830
LIVESTRONG 2045 Portfolio	$209,128	$73,598	$39	$22,218
LIVESTRONG 2050 Portfolio	$13,549	$13,719	$23	$3,173

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

The advisor does not receive an investment management fee for managing the LIVESTRONG Portfolios or the One Choice Portfolios. However, the advisor receives a fee for managing the underlying American Century Investments funds in which the LIVESTRONG Portfolios and the One Choice Portfolios invest. The weighted average of these fees appears in the prospectuses. More details about the management fees paid for the underlying funds appear in those funds’ prospectuses or statements of additional information.

The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by:

(1)	either the funds’ Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and
(2)
the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

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The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

Portfolio Managers

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of July 31, 2010)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Enrique Chang	Number of Accounts	17	23	4
	Assets	$7.5 billion(1)	$2.3 billion	$291.1 million
Irina Torelli	Number of Accounts	17	23	4
	Assets	$7.5 billion(1)	$2.3 billion	$291.1 million
Richard Weiss	Number of Accounts	17	23	4
	Assets	$7.5 billion(1)	$2.3 billion	$291.1 million
Scott Wittman	Number of Accounts	17	23	4
	Assets	$7.5 billion(1)	$2.3 billion	$291.1 million

1
Includes $224.3 million in LIVESTRONG Income Portfolio, $523.5 million in LIVESTRONG 2015 Portfolio, $267.2 million in LIVESTRONG 2020 Portfolio, $701.0 million in LIVESTRONG 2025 Portfolio, $219.4 million in LIVESTRONG 2030 Portfolio, $441.9 million in LIVESTRONG 2035 Portfolio, $114.7 million in LIVESTRONG 2040 Portfolio, $251.8 million in LIVESTRONG 2045 Portfolio, $35.2 million in LIVESTRONG 2050 Portfolio, $158.5 million in One Choice Portfolio: Very Conservative, $326.1 million in One Choice Portfolio: Conservative, $634.5 million in One Choice Portfolio: Moderate, $421.0 million in One Choice Portfolio: Aggressive, and $163.8 million in One Choice Portfolio: Very Aggressive.

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Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of July 31, 2010, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

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Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one- and three-year pre-tax performance relative to various benchmarks (weighted according to each fund’s asset mix) and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods.

Funds	Benchmarks	Peer Group (1) (2)
LIVESTRONG Portfolios	Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index	Morningstar US-Target-Date 2011-2015
	Barclays Capital U.S. Aggregate Bond Index	Morningstar US-Target-Date 2016-2020
	Russell 1000 Value Index	Morningstar US-Target-Date 2021-2025
	S&P SmallCap 600 Index	Morningstar US-Target-Date 2026-2030
	JPMorgan Government Bond Index Global ex US	Morningstar US-Target-Date 2031-2035
	S&P 500 Index	Morningstar US-Target-Date 2036-2040
	Barclays Capital U.S. 1-3 Month Treasury Bill Index	Morningstar US-Target-Date 2041-2045
	MSCI US REIT Index	Morningstar US-Target-Date 2046-2050
	Russell 1000 Growth Index	Morningstar US-Target-Date Retirement Income
Russell Midcap Growth Index
MSCI EAFE Index
MSCI Emerging Markets Index
Russell Midcap Value Index
Barclays Capital U.S. TIPS Index
One Choice Portfolios	Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index	Morningstar US-Conservative Allocation
	Barclays Capital U.S. Aggregate Bond Index	Morningstar US-Moderate Allocation
	Russell 1000 Value Index	Morningstar US-Large Blend
S&P SmallCap 600 Index
JPMorgan Government Bond Index Global ex US
S&P 500 Index
Barclays Capital U.S. 1-3 Month Treasury Bill Index
MSCI US REIT Index
Russell 1000 Growth Index
Russell Midcap Growth Index
MSCI EAFE Index
MSCI Emerging Markets Index
Russell Midcap Value Index
Barclays Capital U.S. TIPS Index

1
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

2
Each LIVESTRONG and One Choice Portfolio constructs its custom peer group using the Morningstar peer group listed below that most closely corresponds with the target date (LIVESTRONG Portfolios) or risk profile (One Choice Portfolios) indicated in the fund’s name.

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Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Unlike the funds’ other portfolio managers, Enrique Chang is not separately compensated for his service as portfolio manager. Rather, as the Chief Investment Officer, a portion of Mr. Chang’s bonus is tied to the performance of all American Century funds, which is measured by an asset weighted combination of one- and three-year pre-tax performance relative to each fund’s benchmark and/or internally customized peer group (as described in each fund’s statement of additional information).

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of July 31, 2010, the fund’s most recent fiscal year end.

Ownership of Securities(1)
	Enrique Chang	Irina Torelli	Richard Weiss	Scott Wittman
LIVESTRONG Income Portfolio	A	A	A	A
LIVESTRONG 2015 Portfolio	E	A	A	A
LIVESTRONG 2020 Portfolio	A	A	A	A
LIVESTRONG 2025 Portfolio	A	A	A	C
LIVESTRONG 2030 Portfolio	A	A	A	A
LIVESTRONG 2035 Portfolio	A	E	A	A
LIVESTRONG 2040 Portfolio	A	A	A	A
LIVESTRONG 2045 Portfolio	A	A	A	A
LIVESTRONG 2050 Portfolio	A	A	E	A
One Choice Portfolio: Very Conservative	A	A	A	C
One Choice Portfolio: Conservative	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A

1	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

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Transfer Agent and Administrator

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor, including the maintenance of the funds’ underlying fund shares in its book entry transfer agency system. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s fees. For a description of these fees and the terms of payment, see the discussion under the caption Investment Advisor, on page 31.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator

The advisor has entered into a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays JPMIS a monthly fee on a per fund basis as compensation for these services. While ACS continues to serve as the administrator of the funds, JPMIS provides sub-administrative services that were previously undertaken by ACS.

Distributor

The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s fees. For a description of these fees and the terms of payment, see the discussion under the caption Investment Advisor, on page 31. ACIS does not earn commissions for distributing the funds’ shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

Custodians

ACIM, the funds’ advisor, is deemed to have custody of the funds’ assets because it is an affiliate of the funds’ transfer agent, ACS. Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, serves as custodian of the funds’ cash to facilitate purchases and redemptions of fund shares. Commerce Bank takes no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The underlying funds, however, may invest in certain obligations of Commerce Bank and may purchase or sell certain securities from or to Commerce Bank.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including

(1)	auditing the annual financial statements and financial highlights for each fund, and
(2)	assisting and consulting in connection with SEC filings.

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Brokerage Allocation

The funds will purchase and sell their portfolio securities (i.e., shares of the underlying American Century Investments mutual funds) by dealing directly with the issuers, the underlying funds. As a result, the funds are not expected to incur brokerage costs directly.

During the fiscal years ended July 31, 2010, 2009 and 2008, the funds did not pay any brokerage commissions.  Details about brokerage commissions paid by the underlying funds appear in those funds’ statements of additional information.

Information About Fund Shares

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all of the corporation’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Multiple Class Structure

The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the LIVESTRONG Portfolios may issue up to five classes of shares: Investor Class, Institutional Class, A Class, C Class and R Class.

All classes of the LIVESTRONG Portfolios invest in the Institutional Class shares of the underlying American Century Investments mutual funds, which is the most inexpensive class. (Because no American Century Investments money market fund has an Institutional Class, the LIVESTRONG Portfolios invest in the Investor Class of the Premium Money Market Fund, the most inexpensive general purpose money market fund available from American Century Investments.) Although the LIVESTRONG Portfolios do not have a management fee, they do pay their pro rata share of the expenses (including the management fee) of the underlying funds in which they invest. The Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require significant shareholder and administrative services from the funds’ advisor and its affiliates, and has no fee other than its pro rata share of the underlying funds’ expenses, as described above. The Investor Class is made available directly to investors, and carries an administrative fee of 0.20% per annum. The A and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries, and generally is used in 401(k) and other retirement plans.  In addition to the administrative fee, the A Class, C Class and R Class are subject to a Master Distribution and Individual Shareholder Services Plan (the A Class Plan, C Class Plan and R Class Plan, respectively, and collectively, the plans) as described below. The plans have been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

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Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ A, C and R Classes have approved and entered into the A Class Plan, C Class Plan and R Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally and growing assets in existing funds, which helps retain and attract investment management talent and provides a better environment for improving fund performance. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly. Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

The Share Class Plans

As described in the prospectuses, the A, C and R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A, C and R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Directors has adopted the A Class, C Class and R Class Plans. Pursuant to the plans, the following fees are paid and described further below.

A Class(1)

The A Class pays the funds’ distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

1	Prior to March 1, 2010, the A Class was referred to as Advisor Class.

C Class

The C Class pays the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

R Class

The R Class pays the funds’ distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

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During the fiscal year ended July 31, 2010, the aggregate amount of fees paid under each class plan was:

	A Class(1)	C Class	R Class
LIVESTRONG Income Portfolio	$141,751	$107	$46,841
LIVESTRONG 2015 Portfolio	$200,492	$421	$137,241
LIVESTRONG 2020 Portfolio	$116,865	$227	$50,500
LIVESTRONG 2025 Portfolio	$237,259	$379	$164,840
LIVESTRONG 2030 Portfolio	$103,890	$179	$51,180
LIVESTRONG 2035 Portfolio	$169,388	$195	$114,992
LIVESTRONG 2040 Portfolio	$58,149	$141	$29,574
LIVESTRONG 2045 Portfolio	$91,997	$194	$55,546
LIVESTRONG 2050 Portfolio	$17,148	$112	$7,934

1	Prior to March 1, 2010, the A Class was referred to as Advisor Class.

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A, C and R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place; and
(f)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A, C and R Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A, C and R Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A, C and R Class shares;
(c)	paying and compensating expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing;

39

(m)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds’ distributor and in accordance with
Rule 12b-1 of the Investment Company Act.

Valuation of a Fund’s Securities

All classes of the funds, except the A Class, are offered at their net asset value (NAV). Each fund’s NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge. This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 – Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund’s A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange (NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

The NAV of each LIVESTRONG Portfolio and One Choice Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the methods used to value underlying fund shares.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Taxes

Federal Income Taxes

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

40

To qualify as a regulated investment company, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.

If fund shares are purchased through taxable accounts, distributions of either cash or additional shares of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed at the long-term capital gains tax rates.  Unless applicable tax provisions are extended, all distributions of income will be taxed at ordinary income tax rates beginning in 2011. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations (excluding Real Estate Investment Trusts) may qualify for the 70% dividends-received deduction available to corporate shareholders to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

As of July 31, 2010, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund	2017	2018
LIVESTRONG Income Portfolio	($176,528)	($2,222,347)
LIVESTRONG 2015 Portfolio	($371,990)	($3,857,047)
LIVESTRONG 2020 Portfolio	—	—
LIVESTRONG 2025 Portfolio	($566,597)	($3,988,557)
LIVESTRONG 2030 Portfolio	—	—
LIVESTRONG 2035 Portfolio	($456,604)	($2,809,417)
LIVESTRONG 2040 Portfolio	—	—
LIVESTRONG 2045 Portfolio	($357,580)	($1,731,319)
LIVESTRONG 2050 Portfolio	—	—
One Choice Portfolio: Very Conservative	—	($106,397)
One Choice Portfolio: Conservative	($685,394)	($3,067,145)
One Choice Portfolio: Moderate	($3,239,053)	($11,515,723)
One Choice Portfolio: Aggressive	($2,141,306)	($5,491,772)
One Choice Portfolio: Very Aggressive	($2,321,712)	($2,861,624)

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

41

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

Financial Statements

Each of the funds’ financial statements and financial highlights for the fiscal year ended July 31, 2010, have been audited by Deloitte & Touche LLP, independent registered public accounting firm. Their Reports of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual reports for the fiscal year ended July 31, 2010, are incorporated herein by reference.

42

Notes

43

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

• an employer-sponsored retirement plan
• a bank
• a broker-dealer
• an insurance company
• another financial intermediary

you can receive the annual and semiannual reports directly from them.

The SEC

You also can get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.

On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov

By mail	SEC Public Reference Section Washington, D.C. 20549-1520

Investment Company Act File No. 811-21591

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

Appendix A – Directors and Officers

The mailing address for each director and officer is 4500 Main Street, Kansas City, Missouri 64111.

Independent Directors

Thomas A. Brown
Year of Birth: 1940
Position(s) with the Funds: Director
Length of Time Served: Since 1980
Principal Occupation(s) During the Past Five Years: Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)
Number of Funds in Fund Complex Overseen by Director: 61
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Mechanical Engineering, University of Kansas; formerly, Chief Executive Officer, Associated Bearings Company; formerly, Area Vice President, Applied Industrial Technologies (bearings and power transmission company)

Andrea C. Hall
Year of Birth: 1945
Position(s) with the Funds: Director
Length of Time Served: Since 1997
Principal Occupation(s) During the Past Five Years: Retired as advisor to the President, Midwest Research Institute (not-for-profit research organization) (June 2006)
Number of Funds in Fund Complex Overseen by Director: 61
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Biology, Florida State University; PhD in Biology, Georgetown University; formerly, Senior Vice President and Director of Research Operations, Midwest Research Institute

James A. Olson
Year of Birth: 1942
Position(s) with the Funds: Director
Length of Time Served: Since 2007
Principal Occupation(s) During the Past Five Years: Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)
Number of Funds in Fund Complex Overseen by Director: 61
Other Directorships Held by Director During the Past Five Years: Saia, Inc. and Entertainment Properties Trust
Education/Other Professional Experience: BS in Business Administration and MBA, St. Louis University; CPA; 21 years of experience as a partner in the accounting firm of Ernst & Young LLP

Donald H. Pratt
Year of Birth: 1937
Position(s) with the Funds: Director, Chairman of the Board
Length of Time Served: Since 1995 (Chairman since 2005)
Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)
Number of Funds in Fund Complex Overseen by Director: 61
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BS in Industrial Engineering, Wichita State University; MBA, Harvard Business School; serves on the Board of Governors of the Independent Directors Council and Investment Company Institute; formerly, Chairman of the Board, Butler Manufacturing Company (metal buildings producer)

M. Jeannine Strandjord
Year of Birth: 1945
Position(s) with the Funds: Director
Length of Time Served: Since 1994
Principal Occupation(s) During the Past Five Years: Retired, formerly, Senior Vice President, Process Excellence, Sprint Corporation (telecommunications company) (January 2005-September 2005)
Number of Funds in Fund Complex Overseen by Director: 61
Other Directorships Held by Director During the Past Five Years: DST Systems Inc., Euronet Worldwide Inc., Charming Shoppes, Inc.
Education/Other Professional Experience: BS in Business Administration and Accounting, University of Kansas; CPA; formerly, Senior Vice President of Financial Services and Treasurer and Chief Financial Officer, Global Markets Group; Sprint Corporation; formerly, with the accounting firm of Ernst and Whinney

John R. Whitten
Year of Birth: 1946
Position(s) with the Funds: Director
Length of Time Served: Since 2008
Principal Occupation(s) During the Past Five Years: Project Consultant, Celanese Corp. (industrial chemical company)
Number of Funds in Fund Complex Overseen by Director: 61
Other Directorships Held by Director During the Past Five Years: Rudolph Technologies, Inc.
Professional Education/Experience: BS in Business Administration, Cleveland State University; CPA; formerly, Chief Financial Officer and Treasurer, Applied Industrial Technologies, Inc.; thirteen years of experience with accounting firm Deloitte & Touche LLP

Interested Director

Jonathan S. Thomas
Year of Birth: 1963
Position(s) with the Funds: Director and President
Length of Time Served: Since 2007
Principal Occupation(s) During the Past Five Years: President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Number of Funds in Fund Complex Overseen by Director: 101
Other Directorships Held by Director During the Past Five Years: None
Education/Other Professional Experience: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute

Officers

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2000
Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Chief Compliance Officer, American Century funds and ACIM (January 2001 to February 2005). Also serves as Vice President, ACIM and ACS

Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 – Present)

Appendix B – Principal Shareholders

As of October 29, 2010, the following shareholders owned more than 5% of the outstanding shares of a class of a fund. The table shows shares owned of record unless otherwise noted.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG Income Portfolio
Investor Class
	Charles Schwab & Co Inc. San Francisco, California	6%
Institutional Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	49%
	ING State Street Bank and Trust fbo Baylor Health 401k Quincy, Massachusetts	20%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Kansas City, Missouri	8%
	National Financial Services LLC New York, New York	6%
A Class
	New York Life Trust Company Parsippany, New Jersey	28%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	20%
	MLPF&S Jacksonville, Florida	9%
	Ohio National Life Insurance Co Cincinnati, Ohio	6%
	NFS LLC Purchase, New York Includes 5.36% registered for the benefit of State Street Bank Trust Co	6%
	JPMorgan Chase Bank as Trustee fbo Republic National Distributing Company LLC 401k Plan Kansas City, Missouri	6%
C Class
	American Century Investment Management, Inc. Kansas City, Missouri Shares owned of record and beneficially	47%
	Frontier Trust Company FBO Turner Public Relations Inc. 401k PL Fargo, North Dakota	19%
	RBC Capital Markets Corp FBO Dr. Macinski & Dr. Rao TTEES Healy Macinski et al EMP PSP FBO Justine Allen Hartford, Connecticut	18%
	Pershing LLC Jersey City, New Jersey	16%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG Income Portfolio
R Class
	State Street Corporation Boston, Massachusetts Includes 22.82% registered for the benefit of ADP Access	24%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	14%
	Frontier Trust Company Fargo, North Dakota Includes 5.94% registered for the benefit of Dearborn Mid West Conveyor Co 401K	11%
	National Financial Services Corp New York, New York	10%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	7%
LIVESTRONG 2015 Portfolio
Investor Class
	Charles Schwab & Co., Inc. San Francisco, California	11%
Institutional Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	40%
	Charles Schwab & Co., Inc. San Francisco, California	15%
	ING State Street Bank & Trust fbo Baylor Health 401k Quincy, Massachusetts	13%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Kansas City, Missouri	10%
A Class
	MLPF&S Jacksonville, Florida	12%
	Amer United Life Ins Co Indianapolis, Indiana Includes 7.71% registered for the benefit of Group Retirement Annuity Sep Acct II	12%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	11%
	State Street Bank Trustee Boston, Massachusetts Includes 6.16% registered for the benefit of ADP Access and 5.16% registered for the benefit of ADP/MSDW 401K Product	11%
	Ohio National Life Insurance Co. Cincinnati, Ohio	9%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2015 Portfolio
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	37%
	Legent Clearing LLC Omaha, Nebraska	15%
	First Clearing LLC St. Louis, Missouri	10%
	Pershing LLC Jersey City, New Jersey	9%
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	8%
	Janney Montgomery Scott LLC fbo Karen A. Carmody IRA R/O Philadelphia, Pennsylvania	8%
R Class
	State Street Corporation Boston, Massachusetts Includes 22.04% registered for the benefit of ADP Access	23%
	MLPF&S Jacksonville, Florida	8%
	Emjay Corp Cust fbo Plans of RPSA Customers Greenwood Village, Colorado	7%
	ING Enhanced K-Choice Trustee: Reliance Trust Company Somerset, New Jersey	5%
	New York Life Trust Company Parsippany, New Jersey	5%
LIVESTRONG 2020 Portfolio
Investor Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 11.36% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.28% registered for the benefit of American Unit Trust Separate Account	18%
	Fidelity FIIOC TR Covington, Kentucky	6%
	Charles Schwab & Co Inc. San Francisco, California	6%
	Wells Fargo Bank NA TR fbo Chesterfield County DCP 457B Greenwood Village, Colorado	5%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2020 Portfolio
Institutional Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	61%
	ING State Street Bank & Trust fbo Baylor Health 401K Quincy, Massachusetts	17%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Kansas City, Missouri	9%
	National Financial Services LLC New York, New York	8%
A Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	37%
	JPMorgan Chase Bank as Trustee fbo Republic National Distributing Company LLC 401k Plan Kansas City, Missouri	16%
	Amer United Life Ins Co Indianapolis, Indiana Includes 8.83% registered for the benefit of Group Retirement Annuity Sep Acct II and 5.65% registered for the benefit of American Unit Trust Separate Account	14%
	NFS LLC Purchase, New York Includes 7.15% registered for the benefit of State Street Bank Trust Co	7%
	State Street Bank Boston, Massachusetts Includes 6.52% registered for the benefit of ADP/MSDW 401K Product	7%
C Class
	First Clearing LLC St. Louis, Missouri	23%
	RBC Capital Markets Corp FBO Sharon Schreiber Bene Stewart Goldberg Decd IRA Simsbury, Connecticut	20%
	American Century Investment Management, Inc. Kansas City, Missouri Shares owned of record and beneficially	17%
	American Enterprise Investment Svc Minneapolis, Minnesota	16%
	RBC Capital Markets Corp fbo Gilles D Martin Individual Retirement Account Meriden, Connecticut	12%
	Mid Atlantic Trust as Custodian fbo Direct IRA Pittsburgh, Pennsylvania	6%
	I.R.A. – Roth Sandra M Palermo Westwood, New Jersey Shares owned of record and beneficially	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2020 Portfolio
R Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	26%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	14%
	Wachovia Bank Charlotte, North Carolina	11%
	National Financial Services Corp New York, New York	8%
	State Street Bank Boston, Massachusetts Includes 5.92% registered for the benefit of ADP/MSDW 401K Product	8%
LIVESTRONG 2025 Portfolio
Investor Class
	Charles Schwab & Co Inc. San Francisco, California	18%
	National Financial Services Corp New York, New York	5%
Institutional Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	47%
	JPMorgan Chase Bank Trustee Taylor Companies 401K and Profit Sharing Plans Kansas City, Missouri	10%
	ING State Street Bank & Trust fbo Baylor Health 401K Quincy, Massachusetts	9%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Kansas City, Missouri	8%
	Charles Schwab & Co Inc. San Francisco, California	8%
A Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	15%
	MLPF&S Jacksonville, Florida	13%
	Amer United Life Ins Co Indianapolis, Indiana Includes 8.82% registered for the benefit of Group Retirement Annuity Sep Acct II	12%
	State Street Bank Trustee Boston, Massachusetts Includes 7.77% registered for the benefit of ADP Access	11%
	Ohio National Life Insurance Co Cincinnati, Ohio	9%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2025 Portfolio
C Class
	RBC Capital Markets Corp FBO Dr Macinski & Dr Rao TTEES Healy Macinski et al Emp PSP Hartford, Connecticut Includes 20.09% registered for the benefit of Kathryn Moran and 5.09% registered for the benefit of Carrie L Sales	28%
	American Enterprise Investment Svc Minneapolis, Minnesota	24%
	Pershing LLC Jersey City, New Jersey	9%
	Janney Montgomery Scott LLC Philadelphia, Pennsylvania Includes 5.34% registered for the benefit of Jane Marie Damato (IRA-Roll)	8%
	Raymond James & Assoc Inc. fbo Philip Westerman Special JWS Massapequa, New York	6%
R Class
	State Street Corporation Boston, Massachusetts Includes 23.33% registered for the benefit of ADP Access	25%
	MLPF&S Jacksonville, Florida	9%
	New York Life Trust Company Parsippany, New Jersey	6%
	ING Enhanced K-Choice Trustee: Reliance Trust Company Somerset, New Jersey	5%
LIVESTRONG 2030 Portfolio
Investor Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 8.28% registered for the benefit of Group Retirement Annuity Sep Acct II and 5.22% registered for the benefit of American Unit Trust Separate Account	14%
	Fidelity FIIOC TR Covington, Kentucky	8%
	National Financial Services LLC New York, New York	7%
Institutional Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	64%
	ING State Street Bank & Trust fbo Baylor Health 401K Quincy, Massachusetts	15%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Kansas City, Missouri	7%
	National Financial Services LLC New York, New York	7%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2030 Portfolio
A Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	27%
	JPMorgan Chase Bank as Trustee fbo Republic National Distributing Company LLC 401k Plan Kansas City, Missouri	21%
	Amer United Life Ins Co Indianapolis, Indiana Includes 13.70% registered for the benefit of Group Retirement Annuity Sep Acct II and 5.31% registered for the benefit of American Unit Trust Separate Account	19%
	State Street Bank Boston, Massachusetts Includes 7.67% registered for the benefit of ADP/MSDW 401k Product	8%
	NFS LLC Purchase, New York Includes 7.21% registered for the benefit of State Street Bank Trust Co	7%
C Class
	RBC Capital Markets Corp Hartford, Connecticut Includes 56.69% registered for the benefit of Macinski RAO TTEES Healy Macinski et al Emp PSP for the benefit of Maureen Palizza	62%
	American Century Investment Management, Inc. Kansas City, Missouri Shares owned of record and beneficially	14%
	First Clearing LLC St. Louis, Missouri	12%
	I.R.A. - Julie A. Reid Haddon Heights, New Jersey Shares owned of record and beneficially	6%
R Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	25%
	National Financial Services Corp New York, New York	16%
	Wachovia Bank Charlotte, North Carolina	15%
	State Street Bank Boston, Massachusetts Includes 5.56% registered for the benefit of ADP/MSDW 401k Product	8%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2035 Portfolio
Investor Class
	Charles Schwab & Co Inc. San Francisco, California	24%
	National Financial Services Corp New York, New York	6%
Institutional Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	39%
	ING State Street Bank & Trust fbo Baylor Health 401k Quincy, Massachusetts	12%
	Trustees of American Century P/S & 401K Savings Plan & Trust Kansas City, Missouri	11%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Kansas City, Missouri	8%
	Charles Schwab & Co Inc. San Francisco, California	6%
A Class
	MLPF&S Jacksonville, Florida	15%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	14%
	State Street Bank Trustee Boston, Massachusetts Includes 7.59% registered for the benefit of ADP Access	12%
	Ohio National Life Insurance Co. Cincinnati, Ohio	11%
	Amer United Life Ins Co Indianapolis, Indiana Includes 5.92% registered for the benefit of Group Retirement Annuity Sep Acct II	9%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	25%
	RBC Capital Markets Corp fbo Dr. Macinski & Dr. Rao TTEES Healy Macinski et al Emp PSP fbo Eugenia Colon Hartford, Connecticut	20%
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	15%
	Frontier Trust Company Fargo, North Dakota Includes 11.33% registered for the benefit of Ewers Tires Inc. PS & 401k	14%
	Profit Sharing 401k S-3 RPSA Cranetown Media LLC 401k Plan Trust Montclair, New Jersey	9%
	First Clearing LLC St. Louis, Missouri	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2035 Portfolio
R Class
	State Street Corporation Boston, Massachusetts Includes 25.80% registered for the benefit of ADP Access	28%
	MLPF&S Jacksonville, Florida	11%
	New York Life Trust Company Parsippany, New Jersey	8%
	ING Enhanced K-Choice Trustee: Reliance Trust Company Somerset, New Jersey	6%
LIVESTRONG 2040 Portfolio
Investor Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 13.53% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.21% registered for the benefit of American Unit Trust Separate Account	20%
	National Financial Services LLC New York, New York	8%
	Charles Schwab & Co Inc. San Francisco, California	7%
	Fidelity FIIOC TR Covington, Kentucky	6%
	Wells Fargo Bank NA TR fbo Chesterfield County DCP 457B Greenwood Village, Colorado	5%
Institutional Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	49%
	ING State Street Bank & Trust fbo Baylor Health 401K Quincy, Massachusetts	19%
	JPMorgan Chase Bank TR fbo Discount Tire America’s Tires Retirement Plan Kansas City, Missouri	10%
	National Financial Services LLC New York, New York	7%
	JPMorgan Chase Bank Trustee fbo Great Plains Energy 401k Savings Plan Kansas City, Missouri	6%
A Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	26%
	JPMorgan Chase Bank as Trustee FBO Republic National Distributing Company LLC 401k Plan Kansas City, Missouri	20%
	Amer United Life Ins Co Indianapolis, Indiana Includes 12.18% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.40% registered for the benefit of American Unit Trust Separate Account	19%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2040 Portfolio
A Class
	NFS LLC Purchase, New York Includes 8.50% registered for the benefit of State Street Bank Trust Co	9%
	Orchard Trust CO LLC Greenwood Village, Colorado Includes 6.89% registered for the benefit of Putnam Inv	8%
	State Street Bank Boston, Massachusetts Includes 7.78% registered for the benefit of ADP/MSDW 401k Product	8%
C Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	32%
	RBC Capital Markets Corp fbo Dr. Macinski & Dr. Rao TTEES Healy Macinski et al Emp PSP fbo Madeline Velazquez Hartford, Connecticut	27%
	I.R.A. – Rollover Michelle R. Webster Cambridge, Ohio Shares owned of record and beneficially	12%
	American Enterprise Investment Svc Minneapolis, Minnesota	8%
	I.R.A. – Kurt W. Watson Lafayette, New York Shares owned of record and beneficially	7%
	RBC Capital Markets Corp fbo Ari Geller W Carney M Moustaka IRA SEP West Hartford, Connecticut	6%
R Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	29%
	Wachovia Bank Charlotte, North Carolina	23%
	National Financial Services Corp New York, New York	14%
	Massachusetts Mutual Life Insurance Springfield, Massachusetts	6%
LIVESTRONG 2045 Portfolio
Investor Class
	Charles Schwab & Co Inc. San Francisco, California	31%
Institutional Class
	JPMorgan Chase Bank Trustee Discount Tire America’s Tire Retirement Plan Kansas City, Missouri	22%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	16%
	Trustees of American Century P/S & 401K Savings Plan & Trust Kansas City, Missouri	12%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2045 Portfolio
Institutional Class
	JPMorgan Chase Bank Trustee Taylor Companies 401k and Profit Sharing Plans Kansas City, Missouri	11%
	ING State Street Bank & Trust fbo Baylor Health 401K Quincy, Massachusetts	7%
	JPMorgan Chase Bank TTEE Kearfott Guidance & Navigation Corp Kansas City, Missouri	6%
A Class
	Ohio National Life Insurance Co. Cincinnati, Ohio	15%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	15%
	State Street Bank Boston, Massachusetts Includes 8.91% registered for the benefit of ADP Access	13%
	MLPF&S Jacksonville, Florida	9%
	Amer United Life Ins Co Indianapolis, Indiana Includes 6.21% registered for the benefit of Group Retirement Annuity Sep Acct II	8%
C Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	34%
	American Enterprise Investment Svc Minneapolis, Minnesota	24%
	Pershing LLC Jersey City, New Jersey	20%
	Frontier Trust Company Fargo, North Dakota Includes 18.73% registered for the benefit of Ewers Tires Inc PS & 401k Plan 2	19%
R Class
	State Street Corporation Boston, Massachusetts Includes 31.10% registered for the benefit of ADP Access	34%
	MLPF&S Jacksonville, Florida	9%
	ING Enhanced K-Choice Trustee: Reliance Trust Company Somerset, New Jersey	7%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2050 Portfolio
Investor Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 11.61% registered for the benefit of Group Retirement Annuity Sep Acct II and 6.99% registered for the benefit of American Unit Trust Separate Account	19%
	National Financial Services LLC New York, New York	14%
	Charles Schwab & Co Inc. San Francisco, California	11%
Institutional Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	24%
	ING State Street Bank & Trust fbo Baylor Health 401K Quincy, Massachusetts	18%
	JPMorgan Chase Bank Trustee fbo Discounted Tire America’s Tire Retirement Plan Kansas City, Missouri	14%
	JPMorgan Chase Bank TTEE Kansas City, Missouri Includes 13.31% registered for the benefit of United Business Media 401k Plan	14%
	Trustees of American Century P/S & 401K Savings Plan & Trust Kansas City, Missouri	12%
	Orchard Trust Co Cust fbo The Childrens’ Hospital Assoc Greenwood Village, Colorado	6%
	JPMorgan Chase Bank TTEE fbo Great Plains Energy 401k Savings Plan Kansas City, Missouri	5%
A Class
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	28%
	Amer United Life Ins Co Indianapolis, Indiana Includes 17.26% registered for the benefit of Group Retirement Annuity Sep Acct II and 5.65% registered for the benefit of American Unit Trust Separate Account	23%
	JPMorgan Chase Bank as Trustee fbo Republic National Distributing Company LLC 401k Plan Kansas City, Missouri	18%
	State Street Bank Boston, Massachusetts Includes 10.15% registered for the benefit of ADP/MSDW 401k Product	10%
	NFS LLC Purchase, New York Includes 6.23% registered for the benefit of State Street Bank Trust Co	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
LIVESTRONG 2050 Portfolio
C Class
	American Century Investment Management Inc. Kansas City, Missouri Shares owned of record and beneficially	48%
	I.R.A. – Roth Richard D Brier Jr Louisville, Kentucky Shares owned of record and beneficially	34%
	RBC Capital Markets Corp fbo Dr. Macinski & Dr. Rao TTEES Healy Macinski et al EMP PSP fbo Johanna Hunting Hartford, Connecticut	8%
	American Enterprise Investment Svc Minneapolis, Minnesota	6%
R Class
	National Financial Services Corp New York, New York	40%
	Taynik & Co c/o State Street Bank Quincy, Massachusetts	30%
One Choice Portfolio: Very Conservative
Investor Class
	Charles Schwab & Co Inc. San Francisco, California	15%
One Choice Portfolio: Conservative
Investor Class
	None
One Choice Portfolio: Moderate
Investor Class
	None
One Choice Portfolio: Aggressive
Investor Class
	None
One Choice Portfolio: Very Aggressive
Investor Class
	None

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of the corporation. A shareholder owning beneficially more than 25% of the corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of October 29, 2010, the funds’ officers and directors, as a group, owned less than 1% of any class of the funds’ outstanding shares.

Appendix C – Sales Charges and Payments to Dealers

Sales Charges

The sales charges applicable to the A and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and waivers of the A Class sales charge may be found in the funds’ prospectuses.

Shares of the A and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.

During the fiscal year ended July 31, 2010, the funds’ A and C Classes did not pay any CDSCs to the funds’ distributor.

Payments to Dealers

The funds’ distributor expects to pay sales commissions to the financial intermediaries who sell A and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
Less than $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
$10,000,000 or more	0.25%

No dealer commission will be paid on purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority (FINRA). Such payments will not change the price paid by investors for shares of the funds.

C-1

Appendix D – Buying and Selling Fund Shares

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

Examples of employer-sponsored retirement plans include the following:

•	401(a) plans
•	pension plans
•	profit sharing plans
•	401(k) plans
•	money purchase plans
•	target benefit plans
•	Taft-Hartley multi-employer pension plans
•	SERP and “Top Hat” plans
•	ERISA trusts
•	employee benefit plans and trusts
•	employer-sponsored health plans
•	457 plans
•	KEOGH or HR(10) plans
•	employer-sponsored 403(b) plans (including self-directed)
•	nonqualified deferred compensation plans
•	nonqualified excess benefit plans
•	nonqualified retirement plans
•	SIMPLE IRAs, SEP IRAs and SARSEPs (collectively referred to as Business IRAs)

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Business IRAs, Traditional IRAs and Roth IRAs.

	Employer-Sponsored Retirement Plans, excluding Business IRAs	Business IRAs	Traditional and Roth IRAs
A Class Shares may be purchased at NAV(1)	Yes	No(2)	No
A Class shares may be purchased with dealer concessions and sales charge	No	Yes	Yes
C Class shares may be purchased with dealer concessions and CDSC(3)	No	Yes	Yes
C Class shares may be purchased with no dealer concessions and CDSC(1)(3)	Yes	No	No
Institutional Class shares may be purchased	Yes	Yes	Yes
Investor Class shares may be purchased	Yes	Yes	Yes
R Class shares may be purchased	Yes	No(2)	No(4)

1	Refer to the prospectus regarding sales charges and CDSC waivers.

2
Business IRA plans that held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants without an initial sales charge.

3	Refer to the prospectus for maximum purchase requirements.

4	Accounts established prior to August 1, 2006 may make additional purchases.

CL-SAI-69500 1012

D-1

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

PART C   OTHER INFORMATION

Item 28.  Exhibits

(a)           (1)           Articles of Amendment and Restatement of American Century Asset Allocation Portfolios, Inc., May 5, 2006 (filed electronically as Exhibit a to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on May 9, 2006, File No. 333-116351, and incorporated herein by reference).

(2)           Articles Supplementary of American Century Asset Allocation Portfolios, Inc., dated March 6, 2008 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 6, 2008, File No. 333-116351, and incorporated herein by reference).

(3)           Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated February 16, 2010, are included herein.

(b)           Amended and Restated Bylaws of American Century Asset Allocation Portfolios, Inc., dated December 11, 2009 (filed electronically as Exhibit b to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on February 8, 2010, File No. 333-116351, and incorporated herein by reference).

(c)           Registrant hereby incorporates by reference, as though set forth fully herein, the Fourth and Sixth Articles of the Registrant's Amended and Restated Articles of Incorporation, appearing as Exhibit (a) herein, and Sections 3 through 11 of the Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) herein.

(d)           (1)           Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 1, 2010, is included herein.

(2)           Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 16, 2010, is included herein.

(e)           (1)           Amended and Restated Distribution Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Services, Inc., effective as of March 1, 2010 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on February 8, 2010, File No. 333-116351, and incorporated herein by reference).

(2)           Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds on April 30, 2007, File No. 333-43321, and incorporated herein by reference).

(f)           Not Applicable.

(g)           Master Agreement by and between Commerce Bank, N.A. and Twentieth Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc., on February 28, 1997, and incorporated herein by reference).

(h)           (1)           Transfer Agency Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Services Corporation, dated as of August 31, 2004 (filed electronically as Exhibit h1 to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on August 30, 2004, File No. 333-116351, and incorporated herein by reference).

(2)           Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 53 to the Registration Statement of American Century Municipal Trust on September 26, 2008, File No. 2-91229, and incorporated herein by reference).

1

(3)           Revised Schedule A-2 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on November 26, 2008, File No. 333-116351, and incorporated herein by reference).

(4)           Revised Schedule A-3 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(5)           Revised Schedule A-4 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(6)           Addendum to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated October 19, 2009 (filed electronically as Exhibit h7 to Post-Effective Amendment No. 28 to the Registration Statement of American Century Strategic Asset Allocations, Inc. on March 30, 2010, File No. 33-79482, and incorporated herein by reference).

(7)           Revised Schedule A-1 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated effective as of April 1, 2010 (filed electronically as Exhibit h8 to Post-Effective Amendment No. 28 to the Registration Statement of American Century Strategic Asset Allocations, Inc. on March 30, 2010, File No. 33-79482, and incorporated herein by reference).

(i)           Opinion and Consent of Counsel, dated February 4, 2010 (filed electronically as Exhibit i to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on February 8, 2010, File No. 333-116351, and incorporated herein by reference).

(j)           Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated November 22, 2010, is included herein.

(k)           Not Applicable.

(l)           Initial Capital Agreement, dated August 25, 2004 (filed electronically as Exhibit l to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on August 30, 2004, File No. 333-116351, and incorporated herein by reference).

(m)           (1)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Asset Allocation Portfolios, Inc., effective as of March 1, 2010 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on February 8, 2010, File No. 333-116351, and incorporated herein by reference).

(2)           Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Asset Allocation Portfolios, Inc., effective as of March 1, 2010 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on February 8, 2010, File No. 333-116351, and incorporated herein by reference).

(3)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Asset Allocation Portfolios, Inc., effective as of March 1, 2010 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on February 8, 2010, File No. 333-116351, and incorporated herein by reference).

(n)           Amended and Restated Multiple Class Plan of American Century Asset Allocation Portfolios, Inc., effective as of March 1, 2010 (filed electronically as Exhibit n to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on February 8, 2010, File No. 333-116351, and incorporated herein by reference).

2

(o)           Reserved.

(p)           (1)           American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 46 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2009, File No. 2-82734, and incorporated herein by reference).

(2)           Independent Directors’ Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(q)           (1)           Power of Attorney, dated December 11, 2009 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 45 to the Registration Statement of American Century Capital Portfolios, Inc. on February 8, 2010, File No. 33-64872, and incorporated herein by reference).

(2)           Secretary’s Certificate, dated December 11, 2009 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 45 to the Registration Statement of American Century Capital Portfolios, Inc. on February 8, 2010, File No. 33-64872, and incorporated herein by reference).

Item 29.  Persons Controlled by or Under Common Control with Registrant

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 30. Indemnification

The Registrant is a Maryland corporation.  Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31.  Business and Other Connections of Investment Advisor

In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.

3

James E. Stowers, Jr. (Director of ACIM). Serves as a member of the board of directors of the Stowers Institute for Medical Research, Stowers Resource Management, Inc. (SRM), BioMed Valley Corporation and BioMed Valley Discoveries, Inc. Each of these entities is part of a biomedical research organization that conducts basic research to find the keys to the causes, treatment and prevention of disease. Mr. Stowers also serves as the co-chair of the SRM board and is a member of SRM’s executive committee. The principal business address for these entities is 1000 E. 50th Street, Kansas City, MO 64110.

Kevin Akioka (Vice President of ACIM). Served as Portfolio Manager, Macquarie Funds Group, principal address is 555 South Flower Street, Los Angeles, CA 90071, 2007 to 2010.

Steven R. Brown (Vice President of ACIM). Served as Global Head of Real Estate Securities, Neuberger Berman, LLC, principal address is 605 Third Avenue, 36th floor, New York, NY 10016, 2002 to 2008.

Brian Garbe (Vice President of ACIM). Served as Portfolio Manager and Director of Research and Trading, City National Bank, principal address is 400 North Roxbury Drive, Beverly Hills, CA 90210, 1999 to 2010.

John A. Lovito (Vice President of ACIM). Served as Managing Director, Lehman Brothers Asset Management (Europe), principal address is 25 Bank Street, Canary Wharf, London, United Kingdom, 2006 to 2008.

Richard A. Weiss (Senior Vice President of ACIM). Served as Chief Investment Officer, City National Bank, principal address is 400 North Roxbury Drive, Beverly Hills, CA 90210, 1999 to 2010.

Scott Wittman (Senior Vice President of ACIM). Served as Managing Director, Munder Capital Management, principal address is 480 Pierce Street, Birmingham, MI 48009, 2005 to 2009.

Federico Garcia Zamora (Vice President of ACIM). Served as Portfolio Manager and Foreign Exchange Strategist, Lehman Brothers Asset Management, principal address is 605 Third Avenue, New York, NY 10016, 2005 to 2008.

The principal address for the advisor is 4500 Main Street, Kansas City, MO 64111.

Item 32.  Principal Underwriters

I.           (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.

4

American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)           The following is a list of the directors and executive officers of ACIS as of October 6, 2010:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

David Larrabee	Director, President and Chief Executive Officer	none

Barry C. Mayhew	Director and Senior Vice President	none

Martha G. Miller	Director and Senior Vice President	none

Gary P. Kostuke	Director and Senior Vice President	none

Jami D. Waggoner	Chief Financial Officer, Chief Accounting Officer and Treasurer	none

Steven J. McClain	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Amy D. Schumaker	Chief Compliance Officer	none

Elizabeth A. Young	Chief Privacy Officer and Senior AML Officer	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Lisa H. Lattan	Assistant Secretary	none

Pedram Afshar	Vice President	none

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

5

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Stacey L. Belford	Vice President	none

Hayden S. Berk	Vice President	none

James D. Blythe	Vice President	none

James H. Breitenkamp	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

Robert P. Connor	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

G. Patrick Dougherty	Vice President	none

Kenneth J. Dougherty	Vice President	none

Ryan C. Dreier	Vice President	none

Kevin G. Eknaian	Vice President	none

David R. Ford	Vice President	none

William D. Ford	Vice President	none

Michael C. Galkoski	Vice President	none

Gregory O. Garvin	Vice President	none

Wendy Costigan Goodyear	Vice President	none

Michael K. Green	Vice President	none

Brandon G. Grier	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

B.D. Horton	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Jennifer Ison	Vice President	none

6

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Wesley S. Kabance	Vice President	none

David A. Keefer	Vice President	none

Christopher W. Kilroy	Vice President	none

Matthew S. Kives	Vice President	none

William L. Kreiling	Vice President	none

Jack R. Kulpa	Vice President	none

Edward Lettieri	Vice President	none

Richard T. Luchinsky	Vice President	none

Beth A. Mannino	Vice President	none

Jesse C. Martin	Vice President	none

Thomas C. McCarthy	Vice President	none

James C. McCoun	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Peter J. McHugh	Vice President	none

Michael Mills	Vice President	none

Christopher M. Monachino	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kathleen L. Nelkin	Vice President	none

Kelly A. Ness	Vice President	none

Jay W. Newnum	Vice President	none

John E. O’Connor	Vice President	none

Patrick J. Palmer	Vice President	none

Margaret H. Pierce	Vice President	none

7

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Christy A. Poe	Vice President	none

James E. Poehlmann	Vice President	none

Conan W. Porter	Vice President	none

Douglas K. Reber	Vice President	none

David E. Rogers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Michael (Mick) F. Schell	Vice President	none

Tracey L. Shank	Vice President	none

Daniel E. Shepard	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Stephen C. Thune	Vice President	none

Michael N. Turgeon	Vice President	none

Tina Ussery-Franklin	Vice President	none

James T. Walden	Vice President	none

Mark Westmoreland	Vice President	none

J. Mitch Wurzer	Vice President	none

(c)           Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; and Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105.

Item 34.  Management Services – Not  Applicable.

Item 35.  Undertakings – Not  Applicable.

8

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 26th day of November, 2010.

American Century Asset Allocation Portfolios, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
* _________________________________ Jonathan S. Thomas	President and Director	November 26, 2010

* _________________________________ Robert J. Leach	Vice President, Treasurer and Chief Financial Officer	November 26, 2010

* _________________________________ Thomas A. Brown	Director	November 26, 2010

* _________________________________ Andrea C. Hall, Ph.D.	Director	November 26, 2010

* _________________________________ James A. Olson	Director	November 26, 2010

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	November 26, 2010

* _________________________________ M. Jeannine Strandjord	Director	November 26, 2010

* _________________________________ John R. Whitten	Director	November 26, 2010

*By: /s/ Kathleen Gunja Nelson ____________________________________ Kathleen Gunja Nelson Attorney in Fact (pursuant to Power of Attorney dated December 11, 2009)

EXHIBIT INDEX

EXHIBIT	DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (a) (3)	Articles of Amendment of American Century Asset Allocation Portfolios, Inc., dated February 16, 2010.

EXHIBIT (d)(1)	Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 1, 2010.

EXHIBIT (d)(2)	Management Agreement between American Century Asset Allocation Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 16, 2010.

EXHIBIT (j)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated November 22, 2010.